Vanguard® Institutional Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (2.0%)
	Linde plc	324,684	120,896
	Air Products and Chemicals Inc.	147,851	41,901
	Freeport-McMoRan Inc.	957,007	35,687
	Ecolab Inc.	170,411	28,868
	Nucor Corp.	165,495	25,875
	Dow Inc.	467,698	24,114
	Fastenal Co.	379,629	20,743
	Newmont Corp.	528,089	19,513
	LyondellBasell Industries NV Class A	172,583	16,344
	Albemarle Corp.	78,301	13,314
	International Flavors & Fragrances Inc.	171,177	11,669
	Steel Dynamics Inc.	105,081	11,267
	CF Industries Holdings Inc.	128,868	11,049
	Reliance Steel & Aluminum Co.	38,989	10,224
	Avery Dennison Corp.	53,768	9,822
	Celanese Corp.	68,551	8,605
	International Paper Co.	229,701	8,147
	Mosaic Co.	222,865	7,934
	Eastman Chemical Co.	79,709	6,115
	FMC Corp.	84,128	5,634
*	Cleveland-Cliffs Inc.	336,858	5,265
	Royal Gold Inc.	43,999	4,678
*	RBC Bearings Inc.	19,299	4,518
	United States Steel Corp.	133,266	4,328
	Olin Corp.	83,262	4,161
	UFP Industries Inc.	38,710	3,964
	Commercial Metals Co.	77,634	3,836
	Hexcel Corp.	56,664	3,691
	Alcoa Corp.	118,127	3,433
	Timken Co.	43,587	3,203
	Element Solutions Inc.	155,881	3,057
	Valvoline Inc.	91,363	2,946
	Huntsman Corp.	114,536	2,795
	Chemours Co.	99,070	2,779
	Mueller Industries Inc.	36,500	2,743
	Balchem Corp.	21,787	2,702
	Westlake Corp.	21,298	2,655
	Boise Cascade Co.	25,534	2,631
	Cabot Corp.	36,935	2,558
	Ashland Inc.	31,089	2,539
	Carpenter Technology Corp.	32,584	2,190
*	Livent Corp.	118,775	2,187

		Shares	Market Value ($000)
	Avient Corp.	61,461	2,171
	NewMarket Corp.	4,687	2,133
*	MP Materials Corp.	92,391	1,765
	Innospec Inc.	16,731	1,710
	Sensient Technologies Corp.	28,345	1,658
	Hecla Mining Co.	388,152	1,518
	Scotts Miracle-Gro Co.	28,203	1,458
	Materion Corp.	13,913	1,418
	Quaker Chemical Corp.	8,827	1,412
	Worthington Industries Inc.	22,188	1,372
*	Uranium Energy Corp.	255,883	1,318
	Minerals Technologies Inc.	21,912	1,200
*	Ingevity Corp.	21,949	1,045
	Tronox Holdings plc	75,701	1,017
	Stepan Co.	13,464	1,009
	Sylvamo Corp.	22,462	987
*	Energy Fuels Inc.	98,692	811
	Hawkins Inc.	13,562	798
	Kaiser Aluminum Corp.	10,346	779
	Compass Minerals International Inc.	25,886	724
*	Ecovyst Inc.	70,637	695
*	US Silica Holdings Inc.	49,324	693
*	TimkenSteel Corp.	30,310	658
	AdvanSix Inc.	18,107	563
	Ryerson Holding Corp.	18,905	550
	Koppers Holdings Inc.	13,873	549
	Mativ Holdings Inc.	36,224	517
*	Piedmont Lithium Inc.	13,023	517
	GrafTech International Ltd.	130,921	501
*	Clearwater Paper Corp.	12,189	442
*	Coeur Mining Inc.	198,148	440
	Schnitzer Steel Industries Inc. Class A	15,798	440
*,1	LanzaTech Global Inc.	91,249	426
*	LSB Industries Inc.	38,662	396
	Haynes International Inc.	8,020	373
	Olympic Steel Inc.	5,760	324
*	Century Aluminum Co.	35,645	256
*	Northwest Pipe Co.	7,200	217
	American Vanguard Corp.	18,120	198
*	Ur-Energy Inc.	127,999	197
*	Alto Ingredients Inc.	44,278	196
	Omega Flex Inc.	2,211	174
*	Rayonier Advanced Materials Inc.	44,937	159
*	Intrepid Potash Inc.	5,697	143
	FutureFuel Corp.	19,183	138
	Tredegar Corp.	21,461	116
	Northern Technologies International Corp.	8,108	108
*	Contango ORE Inc.	5,757	104
*	Dakota Gold Corp.	34,870	90
*	Universal Stainless & Alloy Products Inc.	6,638	87
*	Origin Materials Inc.	68,152	87
	Eastern Co.	4,309	78
*	Unifi Inc.	8,861	63
*	Glatfelter Corp.	29,576	59
*	Culp Inc.	10,134	57
*	NN Inc.	25,826	48
*	5e Advanced Materials Inc.	21,439	48
*	Perma-Pipe International Holdings Inc.	5,795	47

		Shares	Market Value ($000)
*	Ampco-Pittsburgh Corp.	12,799	34
*,1	Hycroft Mining Holding Corp.	110,726	33
*	CPS Technologies Corp.	9,761	27
*	US Gold Corp.	8,013	25
	Gold Resource Corp.	48,534	21
*	Ascent Industries Co.	1,863	17
	United-Guardian Inc.	2,129	16
			547,810
Consumer Discretionary (14.3%)
*	Amazon.com Inc.	6,187,051	786,498
*	Tesla Inc.	1,797,702	449,821
	Home Depot Inc.	665,907	201,210
	Costco Wholesale Corp.	295,093	166,716
	Walmart Inc.	985,529	157,616
	McDonald's Corp.	484,877	127,736
*	Netflix Inc.	295,348	111,523
*	Walt Disney Co.	1,219,720	98,858
	Lowe's Cos. Inc.	387,730	80,586
	NIKE Inc. Class B	816,320	78,057
*	Booking Holdings Inc.	23,772	73,312
	Starbucks Corp.	762,924	69,632
	TJX Cos. Inc.	765,059	67,998
*	Uber Technologies Inc.	1,294,516	59,535
	Activision Blizzard Inc.	497,598	46,590
*	Airbnb Inc. Class A	269,664	37,001
*	O'Reilly Automotive Inc.	40,156	36,496
	Target Corp.	308,303	34,089
*	Chipotle Mexican Grill Inc.	18,383	33,675
	Marriott International Inc. Class A	168,900	33,199
	Ford Motor Co.	2,624,553	32,597
*	AutoZone Inc.	12,109	30,757
	General Motors Co.	917,758	30,258
*	Lululemon Athletica Inc.	77,252	29,789
	Hilton Worldwide Holdings Inc.	174,704	26,237
	Ross Stores Inc.	227,173	25,659
*	Copart Inc.	572,619	24,674
*	Trade Desk Inc. Class A	297,867	23,278
	Yum! Brands Inc.	186,276	23,273
	DR Horton Inc.	203,062	21,823
	Electronic Arts Inc.	180,386	21,718
	Estee Lauder Cos. Inc. Class A	139,778	20,205
*	Aptiv plc	188,939	18,628
	Lennar Corp. Class A	159,702	17,923
*	Warner Bros Discovery Inc.	1,468,379	15,947
	Delta Air Lines Inc.	428,298	15,847
*	Take-Two Interactive Software Inc.	112,715	15,824
	eBay Inc.	355,915	15,692
	Dollar General Corp.	146,846	15,536
*	Dollar Tree Inc.	140,079	14,911
	Tractor Supply Co.	72,782	14,778
	Genuine Parts Co.	93,115	13,444
*	Royal Caribbean Cruises Ltd.	145,733	13,428
*	Ulta Beauty Inc.	32,952	13,163
*	NVR Inc.	2,063	12,302
	Darden Restaurants Inc.	80,625	11,547
*	Rivian Automotive Inc. Class A	467,277	11,345
	PulteGroup Inc.	146,620	10,857
	Southwest Airlines Co.	397,549	10,762

		Shares	Market Value ($000)
	Garmin Ltd.	102,088	10,740
	Las Vegas Sands Corp.	230,280	10,556
	Omnicom Group Inc.	130,910	9,750
*	Expedia Group Inc.	92,477	9,532
*	Roblox Corp. Class A	323,256	9,362
*	Carnival Corp.	674,153	9,249
*	United Airlines Holdings Inc.	218,321	9,235
	Best Buy Co. Inc.	131,305	9,122
*	Live Nation Entertainment Inc.	107,749	8,947
	Domino's Pizza Inc.	23,457	8,885
*	Deckers Outdoor Corp.	17,250	8,868
	Pool Corp.	24,781	8,825
	LKQ Corp.	177,789	8,802
*	Liberty Media Corp. - Liberty Formula One Class C	133,881	8,341
*	DraftKings Inc. Class A	261,990	7,713
	RB Global Inc.	122,172	7,636
*	CarMax Inc.	106,247	7,515
	Interpublic Group of Cos. Inc.	254,023	7,280
	Rollins Inc.	192,377	7,181
	Williams-Sonoma Inc.	42,635	6,625
*	BJ's Wholesale Club Holdings Inc.	89,881	6,415
	MGM Resorts International	174,513	6,415
*	Caesars Entertainment Inc.	135,407	6,276
	BorgWarner Inc. (XNYS)	154,574	6,240
*	Floor & Decor Holdings Inc. Class A	67,143	6,076
	News Corp. Class A	301,034	6,039
	Aramark	173,316	6,014
	Wynn Resorts Ltd.	64,581	5,968
*	Five Below Inc.	37,066	5,964
*	Burlington Stores Inc.	43,691	5,911
	Hasbro Inc.	86,708	5,735
	Vail Resorts Inc.	25,593	5,679
*	American Airlines Group Inc.	439,251	5,627
	Service Corp. International	94,892	5,422
	Lithia Motors Inc.	18,333	5,414
	Fox Corp. Class A	173,327	5,408
*	Etsy Inc.	82,020	5,297
	Lear Corp.	39,084	5,245
	Churchill Downs Inc.	45,160	5,240
*	Mattel Inc.	235,929	5,198
	Gentex Corp.	156,637	5,097
	Toll Brothers Inc.	68,400	5,059
	Bath & Body Works Inc.	146,693	4,958
*	SiteOne Landscape Supply Inc.	30,114	4,922
	Whirlpool Corp.	36,802	4,920
	Tempur Sealy International Inc.	109,978	4,766
*	Norwegian Cruise Line Holdings Ltd.	281,856	4,645
	Murphy USA Inc.	12,750	4,357
*	Skechers USA Inc. Class A	88,560	4,335
	Texas Roadhouse Inc.	44,855	4,311
	Tapestry Inc.	149,778	4,306
*	Light & Wonder Inc.	60,078	4,285
	Paramount Global Class B	331,835	4,281
	New York Times Co. Class A	103,109	4,248
	Dick's Sporting Goods Inc.	38,680	4,200
	H&R Block Inc.	97,458	4,197
	VF Corp.	232,143	4,102
*	Capri Holdings Ltd.	76,720	4,036

		Shares	Market Value ($000)
	Wyndham Hotels & Resorts Inc.	56,654	3,940
	U-Haul Holding Co.	71,294	3,735
*	elf Beauty Inc.	33,827	3,715
*	Duolingo Inc.	22,314	3,701
	Polaris Inc.	35,329	3,679
	Wingstop Inc.	19,953	3,588
*	AutoNation Inc.	23,260	3,522
*	Wayfair Inc. Class A	56,516	3,423
*	Crocs Inc.	38,443	3,392
*	Bright Horizons Family Solutions Inc.	39,186	3,192
*	Alaska Air Group Inc.	85,613	3,175
	PVH Corp.	41,418	3,169
	Thor Industries Inc.	33,233	3,161
	Nexstar Media Group Inc.	21,939	3,145
*	Ollie's Bargain Outlet Holdings Inc.	40,655	3,138
*	Asbury Automotive Group Inc.	13,582	3,125
	Hyatt Hotels Corp. Class A	29,184	3,096
	Meritage Homes Corp.	24,914	3,049
	Boyd Gaming Corp.	49,902	3,036
*	Taylor Morrison Home Corp.	70,027	2,984
*,1	Lucid Group Inc.	525,058	2,935
*	Coty Inc. Class A	267,074	2,930
*,1	GameStop Corp. Class A	176,467	2,905
	TKO Group Holdings Inc.	33,928	2,852
*	Liberty Media Corp. - Liberty SiriusXM Class C	111,086	2,828
	Harley-Davidson Inc.	84,747	2,802
*	YETI Holdings Inc.	57,772	2,786
*	Planet Fitness Inc. Class A	56,346	2,771
	Ralph Lauren Corp.	23,768	2,759
*	Fox Factory Holding Corp.	27,821	2,757
*	Carvana Co.	63,646	2,672
*	Visteon Corp.	19,234	2,656
*	RH	9,793	2,589
	Choice Hotels International Inc.	20,519	2,514
	Wendy's Co.	122,065	2,491
	Warner Music Group Corp. Class A	76,641	2,407
	Academy Sports & Outdoors Inc.	50,341	2,380
*	Grand Canyon Education Inc.	20,194	2,360
	Newell Brands Inc.	260,323	2,351
	Group 1 Automotive Inc.	8,702	2,338
	Fox Corp. Class B	80,092	2,313
*	Goodyear Tire & Rubber Co.	185,462	2,305
*	Skyline Champion Corp.	35,831	2,283
*	Avis Budget Group Inc.	12,659	2,275
*	Penn Entertainment Inc.	99,007	2,272
*	Lyft Inc. Class A	214,385	2,260
	Penske Automotive Group Inc.	13,328	2,227
	KB Home	47,952	2,219
	Leggett & Platt Inc.	86,511	2,198
	Advance Auto Parts Inc.	39,100	2,187
	Signet Jewelers Ltd.	29,152	2,093
*	Hilton Grand Vacations Inc.	51,131	2,081
	Marriott Vacations Worldwide Corp.	20,538	2,067
	Macy's Inc.	177,916	2,066
	Endeavor Group Holdings Inc. Class A	103,490	2,059
	American Eagle Outfitters Inc.	121,829	2,024
	Madison Square Garden Sports Corp.	11,346	2,000
	TEGNA Inc.	133,270	1,942

		Shares	Market Value ($000)
	LCI Industries	16,452	1,932
*	Helen of Troy Ltd.	16,213	1,890
	Rush Enterprises Inc. Class A	46,166	1,885
	Gap Inc.	176,957	1,881
*	Tri Pointe Homes Inc.	66,693	1,824
*	Abercrombie & Fitch Co. Class A	32,027	1,805
	Columbia Sportswear Co.	23,808	1,764
[1]	Sirius XM Holdings Inc.	389,372	1,760
	Lennar Corp. Class B	17,145	1,753
	Travel & Leisure Co.	46,877	1,722
*	Boot Barn Holdings Inc.	20,661	1,677
	Carter's Inc.	24,014	1,661
	Kontoor Brands Inc.	37,688	1,655
*	frontdoor Inc.	53,069	1,623
	Inter Parfums Inc.	11,848	1,592
	MDC Holdings Inc.	38,058	1,569
*	Cavco Industries Inc.	5,653	1,502
	Steven Madden Ltd.	46,782	1,486
	Papa John's International Inc.	21,573	1,472
	Kohl's Corp.	69,622	1,459
*	M/I Homes Inc.	17,187	1,444
*	Shake Shack Inc. Class A	24,315	1,412
*	QuantumScape Corp.	209,597	1,402
*	Dorman Products Inc.	18,497	1,401
	Bloomin' Brands Inc.	56,874	1,399
	Red Rock Resorts Inc. Class A	34,103	1,398
*	ACV Auctions Inc. Class A	90,013	1,366
	Graham Holdings Co. Class B	2,302	1,342
*	Urban Outfitters Inc.	40,777	1,333
*	LGI Homes Inc.	13,277	1,321
	Century Communities Inc.	19,473	1,300
	Laureate Education Inc.	91,483	1,290
*	Cinemark Holdings Inc.	70,182	1,288
*	Coursera Inc.	68,820	1,286
*	Topgolf Callaway Brands Corp.	92,471	1,280
	Dana Inc.	87,173	1,279
*	Vista Outdoor Inc.	38,253	1,267
*	Stride Inc.	28,088	1,265
*	Liberty Media Corp. - Liberty SiriusXM Class A	49,253	1,254
	PriceSmart Inc.	16,310	1,214
	MillerKnoll Inc.	49,480	1,210
*	SkyWest Inc.	28,851	1,210
*	Gentherm Inc.	22,060	1,197
	Winnebago Industries Inc.	19,890	1,182
	Spirit Airlines Inc.	71,316	1,177
*	Chewy Inc. Class A	64,041	1,169
*	Atlanta Braves Holdings Inc. Class C	32,416	1,158
*	Adtalem Global Education Inc.	26,724	1,145
*	OPENLANE Inc.	75,934	1,133
*	Sabre Corp.	252,203	1,132
	Strategic Education Inc.	14,933	1,124
*	Six Flags Entertainment Corp.	47,710	1,122
	Foot Locker Inc.	63,724	1,106
	Acushnet Holdings Corp.	20,601	1,093
*	SeaWorld Entertainment Inc.	23,589	1,091
*	Central Garden & Pet Co. Class A	27,139	1,088
*	Peloton Interactive Inc. Class A	214,407	1,083
*	Sonos Inc.	82,428	1,064

		Shares	Market Value ($000)
	HNI Corp.	30,591	1,059
*	Lions Gate Entertainment Corp. Class B	132,810	1,045
*	PROG Holdings Inc.	31,363	1,042
*	XPEL Inc.	13,474	1,039
	John Wiley & Sons Inc. Class A	27,867	1,036
*	Under Armour Inc. Class C	159,105	1,015
*	TripAdvisor Inc.	60,905	1,010
*	ODP Corp.	21,735	1,003
	Cracker Barrel Old Country Store Inc.	14,823	996
*	JetBlue Airways Corp.	215,814	993
*	Hertz Global Holdings Inc.	80,428	985
	Nordstrom Inc.	63,848	954
	Jack in the Box Inc.	13,777	951
	Oxford Industries Inc.	9,862	948
	Cheesecake Factory Inc.	30,958	938
*	Brinker International Inc.	29,436	930
	Hanesbrands Inc.	234,173	927
*,1	Fisker Inc.	143,257	920
*	Liberty Media Corp. - Liberty Live Class C	28,424	912
*	Knowles Corp.	60,853	901
	Upbound Group Inc.	30,229	890
*	PowerSchool Holdings Inc. Class A	39,253	889
*	Madison Square Garden Entertainment Corp.	26,708	879
	La-Z-Boy Inc.	28,402	877
	Phinia Inc.	31,455	843
*,1	AMC Entertainment Holdings Inc. Class A	105,194	841
*	Dave & Buster's Entertainment Inc.	22,321	827
*	Liberty Media Corp. - Liberty Formula One Class A	14,625	827
*	Victoria's Secret & Co.	49,490	826
	Levi Strauss & Co. Class A	59,902	813
*	National Vision Holdings Inc.	49,678	804
	Allegiant Travel Co.	10,439	802
*,1	Dutch Bros Inc. Class A	34,045	792
	Matthews International Corp. Class A	20,116	783
	Perdoceo Education Corp.	45,012	770
*,1	Luminar Technologies Inc.	168,978	769
*	Cars.com Inc.	45,132	761
*	Everi Holdings Inc.	55,545	734
*	Green Brick Partners Inc.	17,691	734
	Winmark Corp.	1,916	715
*	Sphere Entertainment Co.	19,139	711
	Dillard's Inc. Class A	2,114	699
*	Malibu Boats Inc. Class A	14,262	699
	Steelcase Inc. Class A	62,262	695
*	G-III Apparel Group Ltd.	27,065	674
	Krispy Kreme Inc.	53,463	667
*	Leslie's Inc.	117,351	664
*	Under Armour Inc. Class A	95,924	657
	Buckle Inc.	19,649	656
	Sturm Ruger & Co. Inc.	12,500	652
*	Sweetgreen Inc. Class A	54,727	643
*	Chegg Inc.	70,888	632
*	iRobot Corp.	16,643	631
	Scholastic Corp.	16,286	621
	Caleres Inc.	21,342	614
	News Corp. Class B	29,413	614
*	Chico's FAS Inc.	81,758	612
*	Sally Beauty Holdings Inc.	71,509	599

		Shares	Market Value ($000)
*	WW International Inc.	54,055	598
	Monro Inc.	21,155	587
*	Arlo Technologies Inc.	56,712	584
	Monarch Casino & Resort Inc.	9,218	572
*	Integral Ad Science Holding Corp.	47,527	565
*	American Axle & Manufacturing Holdings Inc.	75,117	545
	Camping World Holdings Inc. Class A	26,449	540
*	Life Time Group Holdings Inc.	33,980	517
	Dine Brands Global Inc.	10,255	507
*	Rover Group Inc.	80,711	505
*,1	Udemy Inc.	52,666	500
*	Portillo's Inc. Class A	32,325	497
*	Driven Brands Holdings Inc.	39,223	494
*	Overstock.com Inc.	31,116	492
	Guess? Inc.	22,115	479
*	Chuy's Holdings Inc.	13,436	478
	Ethan Allen Interiors Inc.	15,402	461
*	Figs Inc. Class A	78,063	461
*	Accel Entertainment Inc.	40,447	443
	Standard Motor Products Inc.	13,104	441
*	Beazer Homes USA Inc.	17,555	437
*	Thryv Holdings Inc.	22,895	430
	Wolverine World Wide Inc.	53,188	429
	Golden Entertainment Inc.	12,431	425
*	Cardlytics Inc.	25,326	418
	Smith & Wesson Brands Inc.	32,321	417
	Sonic Automotive Inc. Class A	8,630	412
*	Sun Country Airlines Holdings Inc.	27,708	411
*	Clean Energy Fuels Corp.	106,924	410
*	Liberty Media Corp. - Liberty Live Class A	12,801	409
	Interface Inc.	41,128	403
	A-Mark Precious Metals Inc.	13,688	401
*	Clear Channel Outdoor Holdings Inc.	246,338	389
*	MarineMax Inc.	11,713	384
	Designer Brands Inc. Class A	30,187	382
*	Corsair Gaming Inc.	26,195	381
*	Revolve Group Inc.	26,633	362
*	BJ's Restaurants Inc.	15,369	361
*	Mister Car Wash Inc.	65,586	361
	Gray Television Inc.	51,919	359
*	Sleep Number Corp.	14,580	359
*	Stoneridge Inc.	17,614	354
	RCI Hospitality Holdings Inc.	5,747	349
*	Cava Group Inc.	11,397	349
	Hibbett Inc.	7,283	346
*	Denny's Corp.	39,034	331
*	Hovnanian Enterprises Inc. Class A	3,253	331
*	Viad Corp.	12,029	315
*	America's Car-Mart Inc.	3,394	309
*	Savers Value Village Inc.	16,466	307
	Build-A-Bear Workshop Inc.	10,326	304
*	European Wax Center Inc. Class A	18,699	303
*	QuinStreet Inc.	33,170	298
*	Sciplay Corp. Class A	12,827	292
	Movado Group Inc.	10,544	288
	Sinclair Inc.	25,561	287
*	Daily Journal Corp.	973	286
	Shoe Carnival Inc.	11,853	285

		Shares	Market Value ($000)
*,1	Dream Finders Homes Inc. Class A	12,815	285
	Marcus Corp.	18,310	284
*	Bally's Corp.	21,317	279
*	AMC Networks Inc. Class A	23,493	277
*	MasterCraft Boat Holdings Inc.	12,305	273
	Arko Corp.	38,172	273
*	Genesco Inc.	8,794	271
*	GoPro Inc. Class A	85,360	268
*	Xponential Fitness Inc. Class A	17,297	268
*	Vizio Holding Corp. Class A	49,371	267
*,1	Bowlero Corp.	27,538	265
*	Boston Omaha Corp. Class A	15,917	261
*	Stagwell Inc.	55,124	259
*	First Watch Restaurant Group Inc.	14,373	249
*	Gannett Co. Inc.	99,686	244
	Carriage Services Inc.	8,442	238
	Haverty Furniture Cos. Inc.	8,222	237
*	Kura Sushi USA Inc. Class A	3,583	237
*	EW Scripps Co. Class A	41,692	228
*	iHeartMedia Inc. Class A	72,097	228
*	Petco Health & Wellness Co. Inc.	52,385	214
*	Central Garden & Pet Co.	4,784	211
*	Eastman Kodak Co.	49,398	208
*	Holley Inc.	41,174	205
	Bluegreen Vacations Holding Corp.	5,516	202
*	Arhaus Inc.	21,179	197
*	Hawaiian Holdings Inc.	30,994	196
*	Universal Technical Institute Inc.	23,386	196
*	SES AI Corp.	83,738	190
	Cricut Inc. Class A	20,354	189
*	Atlanta Braves Holdings Inc. Class A	4,820	188
*	Children's Place Inc.	6,889	186
*	Stitch Fix Inc. Class A	53,913	186
*	National CineMedia Inc.	41,128	185
*	Lovesac Co.	9,258	184
*	Liquidity Services Inc.	10,233	180
*	Zumiez Inc.	10,066	179
	Aaron's Co. Inc.	17,073	179
*	Cooper-Standard Holdings Inc.	12,960	174
*	Rush Street Interactive Inc.	36,535	169
*,1	Playstudios Inc.	51,558	164
*	OneWater Marine Inc. Class A	6,228	160
*	Funko Inc. Class A	20,786	159
*	Destination XL Group Inc.	35,517	159
*,1	Canoo Inc.	324,220	159
*,1	Vuzix Corp.	43,358	157
	Johnson Outdoors Inc. Class A	2,828	155
*	Potbelly Corp.	19,904	155
	Hooker Furnishings Corp.	7,614	148
*	PlayAGS Inc.	22,237	145
*	Vera Bradley Inc.	21,968	145
*	Qurate Retail Inc. Series A	235,205	143
*	Citi Trends Inc.	6,412	142
*	ThredUP Inc. Class A	35,387	142
*	Tilly's Inc. Class A	17,104	139
*	Lindblad Expeditions Holdings Inc.	18,807	135
	Clarus Corp.	17,555	133
	Entravision Communications Corp. Class A	36,315	133

		Shares	Market Value ($000)
*	J Jill Inc.	4,459	132
*	1-800-Flowers.com Inc. Class A	18,559	130
	El Pollo Loco Holdings Inc.	14,342	128
*	Solo Brands Inc. Class A	24,888	127
*	Tile Shop Holdings Inc.	22,718	125
*	2U Inc.	50,097	124
	Weyco Group Inc.	4,853	123
	Alta Equipment Group Inc.	10,011	121
	Escalade Inc.	7,622	117
*	RealReal Inc.	54,992	116
	Nathan's Famous Inc.	1,617	114
*	Century Casinos Inc.	21,934	113
*,1	AMMO Inc.	56,158	113
*	CarParts.com Inc.	27,126	112
*	Lincoln Educational Services Corp.	13,255	112
[1]	Big 5 Sporting Goods Corp.	15,749	110
*	Fiesta Restaurant Group Inc.	13,035	110
*	Emerald Holding Inc.	24,384	110
	Marine Products Corp.	7,669	109
*	Nerdy Inc.	28,833	107
*	Carrols Restaurant Group Inc.	16,092	106
	Acme United Corp.	3,499	105
*	American Outdoor Brands Inc.	10,588	104
*	Motorcar Parts of America Inc.	12,730	103
*	Selectquote Inc.	87,993	103
*,1	Mondee Holdings Inc.	28,801	103
*	Angi Inc.	51,757	102
*	Sportsman's Warehouse Holdings Inc.	22,550	101
*	Biglari Holdings Inc. Class A	123	101
*	Outbrain Inc.	20,815	101
	Hamilton Beach Brands Holding Co. Class A	7,791	97
	Bassett Furniture Industries Inc.	6,604	97
*	Turtle Beach Corp.	10,541	96
*	Snap One Holdings Corp.	10,397	96
	Cato Corp. Class A	12,211	94
*	Surf Air Mobility Inc.	57,909	94
*	VOXX International Corp.	11,691	93
*,1	Blink Charging Co.	30,055	92
	Big Lots Inc.	17,757	91
	Lakeland Industries Inc.	6,065	91
*	Legacy Housing Corp.	4,622	90
*	Landsea Homes Corp.	10,037	90
*	Full House Resorts Inc.	20,813	89
*	Red Robin Gourmet Burgers Inc.	10,926	88
*	Frontier Group Holdings Inc.	18,228	88
*	Lands' End Inc.	11,262	84
	Flexsteel Industries Inc.	3,943	82
	Climb Global Solutions Inc.	1,899	82
	Townsquare Media Inc. Class A	9,337	81
*	Latham Group Inc.	28,563	80
*	ONE Group Hospitality Inc.	14,056	77
*	JAKKS Pacific Inc.	4,046	75
	Rocky Brands Inc.	5,039	74
*	Allbirds Inc. Class A	66,954	74
*	Reservoir Media Inc.	11,962	73
*	Noodles & Co.	29,201	72
*	Universal Electronics Inc.	7,869	71
	LiveOne Inc.	74,074	71

		Shares	Market Value ($000)
*	Strattec Security Corp.	2,980	69
*	Superior Industries International Inc.	21,922	67
	Superior Group of Cos. Inc.	8,674	67
*	Fossil Group Inc.	31,352	65
*	LL Flooring Holdings Inc.	20,606	65
*	ContextLogic Inc. Class A	14,814	65
*	Duluth Holdings Inc. Class B	10,724	64
[1]	Purple Innovation Inc.	37,652	64
*	BARK Inc.	53,111	64
*	Cumulus Media Inc. Class A	11,766	60
*	Urban One Inc.	12,009	60
	Lifetime Brands Inc.	10,315	58
*	Spruce Power Holding Corp.	81,716	56
*	American Public Education Inc.	11,060	55
*	Sonder Holdings Inc.	6,532	54
*	Container Store Group Inc.	23,135	52
[1]	Canterbury Park Holding Corp.	2,370	48
*	Conn's Inc.	11,815	47
*	Traeger Inc.	16,967	46
*,1	Tupperware Brands Corp.	32,267	45
*	Harte Hanks Inc.	6,868	45
*	Lazydays Holdings Inc.	5,685	43
*,1	Focus Universal Inc.	19,046	37
*	Delta Apparel Inc.	5,376	36
*	Red Cat Holdings Inc.	36,630	36
*	Lee Enterprises Inc.	3,230	35
	NL Industries Inc.	7,172	34
*	Mesa Air Group Inc.	38,440	33
*	Vacasa Inc. Class A	70,753	33
*	Gaia Inc.	11,846	32
*	RumbleON Inc. Class B	5,260	32
*	Barnes & Noble Education Inc.	27,832	30
*	Liberty TripAdvisor Holdings Inc. Class A	60,450	30
*	Genius Brands International Inc.	21,261	30
*,1	Regis Corp.	39,526	28
	Saga Communications Inc. Class A	1,303	28
	Ark Restaurants Corp.	1,632	25
*	Wheels Up Experience Inc.	11,867	25
*	Brilliant Earth Group Inc. Class A	6,975	21
*	Inspirato Inc.	35,714	21
*,1	Express Inc.	2,185	20
*	Lulu's Fashion Lounge Holdings Inc.	9,663	19
*,1	Kirkland's Inc.	10,411	18
*	Nautilus Inc.	21,129	18
*	Charles & Colvard Ltd.	31,847	18
*	Live Ventures Inc.	636	18
*	Fluent Inc.	35,496	16
*	BurgerFi International Inc.	14,006	16
*	Loop Media Inc.	32,468	16
*	Owlet Inc.	3,561	16
*	CuriosityStream Inc.	17,896	13
*	Shift Technologies Inc.	7,599	12
*,1	Faraday Future Intelligent Electric Inc.	8,653	12
*	PodcastOne Inc.	3,448	7
*	Xwell Inc.	3,117	7
*	Polished.com Inc.	73,266	6
*,1	Cineverse Corp.	4,771	6
*	JOANN Inc.	5,352	4

		Shares	Market Value ($000)
*,1	Hall of Fame Resort & Entertainment Co.	684	4
*	Educational Development Corp.	2,842	3
*	Aterian Inc.	300	—
			4,003,938
Consumer Staples (5.1%)
	Procter & Gamble Co.	1,569,656	228,950
	PepsiCo Inc.	916,687	155,323
	Coca-Cola Co.	2,588,997	144,932
	Philip Morris International Inc.	1,033,925	95,721
	Mondelez International Inc. Class A	905,448	62,838
	CVS Health Corp.	855,978	59,764
	Altria Group Inc.	1,179,622	49,603
	Colgate-Palmolive Co.	549,521	39,076
	McKesson Corp.	89,734	39,021
	Constellation Brands Inc. Class A	110,348	27,734
	Kimberly-Clark Corp.	224,145	27,088
	Archer-Daniels-Midland Co.	357,417	26,956
*	Monster Beverage Corp.	487,073	25,791
	General Mills Inc.	386,958	24,761
	Corteva Inc.	473,694	24,234
	Kenvue Inc.	1,148,545	23,063
	Sysco Corp.	337,805	22,312
	Keurig Dr Pepper Inc.	654,365	20,658
	Cencora Inc.	113,916	20,502
	Hershey Co.	99,610	19,930
	Kroger Co.	430,806	19,279
	Kraft Heinz Co.	529,489	17,812
	Church & Dwight Co. Inc.	165,011	15,120
	McCormick & Co. Inc.	167,003	12,632
	Brown-Forman Corp. Class B	211,263	12,188
	Walgreens Boots Alliance Inc.	493,882	10,984
	Bunge Ltd.	100,718	10,903
	Clorox Co.	82,064	10,755
	Kellogg Co.	171,062	10,180
	Tyson Foods Inc. Class A	189,804	9,583
	Lamb Weston Holdings Inc.	96,950	8,964
	Conagra Brands Inc.	317,545	8,707
	J M Smucker Co.	64,474	7,925
	Molson Coors Beverage Co. Class B	120,093	7,637
	Hormel Foods Corp.	181,910	6,918
	Casey's General Stores Inc.	24,995	6,787
*	Performance Food Group Co.	103,571	6,096
*	US Foods Holding Corp.	148,162	5,882
*	Celsius Holdings Inc.	32,947	5,654
*	Darling Ingredients Inc.	106,274	5,548
	Campbell Soup Co.	130,104	5,345
	Albertsons Cos. Inc. Class A	212,497	4,834
	Ingredion Inc.	41,977	4,131
*	BellRing Brands Inc.	87,757	3,618
*	Hostess Brands Inc.	89,355	2,976
*	Sprouts Farmers Market Inc.	66,292	2,837
*	Post Holdings Inc.	32,722	2,806
	Flowers Foods Inc.	115,092	2,553
*	Boston Beer Co. Inc. Class A	5,902	2,299
*	Simply Good Foods Co.	64,352	2,221
*	Freshpet Inc.	32,714	2,155
	Lancaster Colony Corp.	13,055	2,155
	WD-40 Co.	9,381	1,907

		Shares	Market Value ($000)
	Coca-Cola Consolidated Inc.	2,988	1,901
	Spectrum Brands Holdings Inc.	22,733	1,781
*	Grocery Outlet Holding Corp.	59,378	1,713
[1]	Brown-Forman Corp. Class A	28,845	1,676
	Energizer Holdings Inc.	48,773	1,563
*	TreeHouse Foods Inc.	34,450	1,501
	Primo Water Corp.	101,519	1,401
	J & J Snack Foods Corp.	7,965	1,304
	Cal-Maine Foods Inc.	25,985	1,258
	Edgewell Personal Care Co.	30,970	1,145
	MGP Ingredients Inc.	10,313	1,088
	Andersons Inc.	20,676	1,065
	Vector Group Ltd.	96,377	1,025
	Reynolds Consumer Products Inc.	36,175	927
*	Herbalife Ltd.	65,312	914
*	National Beverage Corp.	16,730	787
	Universal Corp.	15,569	735
	Ingles Markets Inc. Class A	9,621	725
*	Sovos Brands Inc.	31,052	700
	Nu Skin Enterprises Inc. Class A	32,408	687
	Weis Markets Inc.	10,664	672
*	Hain Celestial Group Inc.	62,284	646
	Fresh Del Monte Produce Inc.	24,940	644
	Utz Brands Inc.	45,503	611
*	United Natural Foods Inc.	41,043	580
	Seaboard Corp.	151	567
*	Chefs' Warehouse Inc.	26,092	553
*	Vita Coco Co. Inc.	21,221	553
	Medifast Inc.	7,137	534
*	Pilgrim's Pride Corp.	22,927	523
	John B Sanfilippo & Son Inc.	5,143	508
	SpartanNash Co.	22,503	495
	B&G Foods Inc.	49,858	493
*	USANA Health Sciences Inc.	7,790	457
	ACCO Brands Corp.	64,127	368
*,1	Beyond Meat Inc.	38,167	367
*	Beauty Health Co.	54,526	328
*	Duckhorn Portfolio Inc.	29,525	303
*	Mission Produce Inc.	30,100	291
	Tootsie Roll Industries Inc.	9,405	281
	Turning Point Brands Inc.	11,917	275
	Calavo Growers Inc.	10,546	266
*	Seneca Foods Corp. Class A	4,151	223
*	Westrock Coffee Co.	23,696	210
	Limoneira Co.	12,875	197
	Oil-Dri Corp. of America	2,766	171
*	Vital Farms Inc.	13,714	159
*	Lifecore Biomedical Inc.	19,810	150
	PetMed Express Inc.	14,496	149
*	Nature's Sunshine Products Inc.	8,283	137
*	LifeMD Inc.	21,322	133
*	Olaplex Holdings Inc.	66,359	129
*	GrowGeneration Corp.	35,962	105
*	Whole Earth Brands Inc.	29,083	105
	Natural Grocers by Vitamin Cottage Inc.	7,685	99
*	Brookfield Realty Capital Corp.	27,699	99
*	Mama's Creations Inc.	22,272	97
*	HF Foods Group Inc.	23,456	93

		Shares	Market Value ($000)
	Alico Inc.	2,955	74
	Village Super Market Inc. Class A	2,979	67
	Lifevantage Corp.	10,023	65
*	ProPhase Labs Inc.	12,254	54
*	Honest Co. Inc.	33,940	43
*	Farmer Bros Co.	11,334	29
*	Veru Inc.	39,389	28
*	Benson Hill Inc.	76,425	25
*	PLBY Group Inc.	26,318	21
*	Zevia PBC Class A	9,474	21
*	S&W Seed Co.	18,009	20
*,1	Rite Aid Corp.	37,698	17
*,1	Bridgford Foods Corp.	1,495	17
*	Vintage Wine Estates Inc.	27,397	16
*	22nd Century Group Inc.	8,332	8
*	AquaBounty Technologies Inc.	17,815	4
*	MedAvail Holdings Inc.	406	2
			1,414,626
Energy (4.9%)
	Exxon Mobil Corp.	2,667,057	313,593
	Chevron Corp.	1,181,593	199,240
	ConocoPhillips	798,207	95,625
	Schlumberger NV	947,268	55,226
	EOG Resources Inc.	388,274	49,218
	Marathon Petroleum Corp.	266,405	40,318
	Pioneer Natural Resources Co.	155,409	35,674
	Phillips 66	296,516	35,626
	Valero Energy Corp.	235,363	33,353
	Occidental Petroleum Corp.	442,890	28,735
	Hess Corp.	184,984	28,303
	Williams Cos. Inc.	811,500	27,339
	Cheniere Energy Inc.	152,330	25,281
	Baker Hughes Co.	672,757	23,762
	Halliburton Co.	540,223	21,879
	Kinder Morgan Inc.	1,262,689	20,935
	Devon Energy Corp.	428,173	20,424
	ONEOK Inc.	299,140	18,974
	Diamondback Energy Inc.	119,541	18,515
	Coterra Energy Inc.	480,449	12,996
	Targa Resources Corp.	148,847	12,759
	EQT Corp.	273,301	11,091
*	First Solar Inc.	67,792	10,955
	Marathon Oil Corp.	401,876	10,750
*	Enphase Energy Inc.	86,849	10,435
	Ovintiv Inc. (XNYS)	180,428	8,583
	APA Corp.	203,416	8,360
	Texas Pacific Land Corp.	4,118	7,509
	Chesapeake Energy Corp.	83,013	7,158
	TechnipFMC plc	276,865	5,631
	HF Sinclair Corp.	98,138	5,587
	NOV Inc.	264,794	5,534
	Civitas Resources Inc.	62,437	5,049
	Range Resources Corp.	152,747	4,951
*	Southwestern Energy Co.	737,091	4,754
	ChampionX Corp.	130,031	4,632
*	Antero Resources Corp.	178,687	4,535
	Murphy Oil Corp.	97,927	4,441
*	Weatherford International plc	47,686	4,308

		Shares	Market Value ($000)
	Chord Energy Corp.	26,528	4,299
	Matador Resources Co.	71,408	4,247
	PBF Energy Inc. Class A	73,127	3,915
*	Transocean Ltd. (XNYS)	466,776	3,832
	Noble Corp. plc	73,167	3,706
	Patterson-UTI Energy Inc.	261,603	3,621
	DTE Midstream LLC	64,744	3,426
*	Denbury Inc.	32,994	3,234
	SM Energy Co.	78,994	3,132
*,1	Plug Power Inc.	397,877	3,024
	Magnolia Oil & Gas Corp. Class A	118,434	2,713
	Antero Midstream Corp.	224,240	2,686
	California Resources Corp.	46,799	2,621
	Equitrans Midstream Corp.	269,591	2,526
	Permian Resources Corp.	180,613	2,521
	Helmerich & Payne Inc.	59,522	2,509
*	CNX Resources Corp.	102,150	2,307
	Arcosa Inc.	31,457	2,262
*	Tidewater Inc.	31,210	2,218
	Cactus Inc. Class A	44,039	2,211
	Northern Oil and Gas Inc.	52,034	2,093
*	Array Technologies Inc.	93,503	2,075
*	Shoals Technologies Group Inc. Class A	111,399	2,033
	Arch Resources Inc.	11,865	2,025
	Alpha Metallurgical Resources Inc.	7,616	1,978
	New Fortress Energy Inc.	60,316	1,977
	Peabody Energy Corp.	74,110	1,926
	Liberty Energy Inc.	100,480	1,861
	Warrior Met Coal Inc.	35,534	1,815
*	Oceaneering International Inc.	66,532	1,711
	CONSOL Energy Inc.	15,928	1,671
*	Callon Petroleum Co.	41,338	1,617
	Sitio Royalties Corp. Class A	53,876	1,304
*	Par Pacific Holdings Inc.	35,804	1,287
	Archrock Inc.	99,777	1,257
*	Talos Energy Inc.	74,404	1,223
*	NEXTracker Inc. Class A	30,276	1,216
	Delek US Holdings Inc.	40,698	1,156
*	Green Plains Inc.	37,690	1,134
*	Helix Energy Solutions Group Inc.	98,673	1,102
*,1	ChargePoint Holdings Inc.	216,107	1,074
*	Diamond Offshore Drilling Inc.	69,498	1,020
	World Kinect Corp.	40,140	900
*	Earthstone Energy Inc. Class A	44,140	893
*	Ameresco Inc. Class A	21,746	839
*	NOW Inc.	70,580	838
*	Gulfport Energy Corp.	6,965	826
*	Nabors Industries Ltd. (XNYS)	6,548	806
	Core Laboratories Inc.	32,248	774
*	Vital Energy Inc.	13,397	742
	Comstock Resources Inc.	63,137	696
	Crescent Energy Co. Class A	51,747	654
	CVR Energy Inc.	19,053	648
*	Fluence Energy Inc.	27,715	637
*	ProPetro Holding Corp.	59,558	633
*	Dril-Quip Inc.	21,948	618
	SunCoke Energy Inc.	56,539	574
*	MRC Global Inc.	54,151	555

		Shares	Market Value ($000)
	RPC Inc.	61,215	547
*	TETRA Technologies Inc.	81,233	518
*,1	NextDecade Corp.	97,294	498
*	REX American Resources Corp.	11,214	457
*	Centrus Energy Corp. Class A	7,633	433
*,1	Stem Inc.	100,623	427
*	Bristow Group Inc.	14,607	412
*,1	Tellurian Inc.	346,130	402
*	SilverBow Resources Inc.	10,473	375
*,1	SunPower Corp.	58,871	363
*	Montauk Renewables Inc.	38,927	355
	Select Water Solutions Inc.	43,844	349
[1]	Kinetik Holdings Inc.	10,216	345
*	Oil States International Inc.	41,067	344
*	FuelCell Energy Inc.	259,196	332
*	DMC Global Inc.	13,419	328
*	Newpark Resources Inc.	47,154	326
	SandRidge Energy Inc.	20,819	326
	VAALCO Energy Inc.	72,818	320
	Berry Corp.	37,707	309
	Vitesse Energy Inc.	12,846	294
[1]	HighPeak Energy Inc.	16,753	283
*	W&T Offshore Inc.	60,181	264
	Atlas Energy Solutions Inc. Class A	11,770	262
*	SEACOR Marine Holdings Inc.	18,771	261
*	Matrix Service Co.	20,138	238
*,1	EVgo Inc.	69,821	236
	Solaris Oilfield Infrastructure Inc. Class A	20,364	217
*	Amplify Energy Corp.	28,902	212
*	Gevo Inc.	161,777	193
*	Kodiak Gas Services Inc.	10,314	184
*	Forum Energy Technologies Inc.	7,505	180
	Ramaco Resources Inc. Class A	15,478	170
*	ProFrac Holding Corp. Class A	15,223	166
*	Natural Gas Services Group Inc.	10,759	157
	Evolution Petroleum Corp.	22,455	154
	Enviva Inc.	19,768	148
*	American Superconductor Corp.	19,441	147
*	Hallador Energy Co.	10,094	146
*	Geospace Technologies Corp.	11,189	145
*	Solid Power Inc.	71,191	144
	Ranger Energy Services Inc.	9,731	138
	Granite Ridge Resources Inc.	22,016	134
*	OPAL Fuels Inc. Class A	15,456	127
	NACCO Industries Inc. Class A	3,559	125
	Riley Exploration Permian Inc.	3,903	124
	PHX Minerals Inc.	32,792	119
*	Ring Energy Inc.	58,009	113
*	Profire Energy Inc.	33,333	93
*	KLX Energy Services Holdings Inc.	7,734	92
*,1	Aemetis Inc.	19,744	82
	Epsilon Energy Ltd.	14,306	76
*	TPI Composites Inc.	25,015	66
*	Ideal Power Inc.	6,716	66
*	Empire Petroleum Corp.	5,806	56
*	ESS Tech Inc.	27,503	52
*	Flotek Industries Inc.	11,111	49
*	Nine Energy Service Inc.	11,327	47

		Shares	Market Value ($000)
*	American Resources Corp.	26,674	45
*,1	Beam Global	5,797	43
*	FTC Solar Inc.	33,881	43
*	Battalion Oil Corp.	5,921	37
	Ramaco Resources Inc. Class B	3,095	37
*	Gulf Island Fabrication Inc.	10,847	35
*	Ocean Power Technologies Inc.	41,515	16
*	Heliogen Inc.	3,235	12
*,1	Sunworks Inc.	21,967	11
*	Capstone Green Energy Corp.	13,423	10
*,2	Alta Mesa Resources Inc. Class A	103,408	—
			1,363,051
Financials (10.5%)
*	Berkshire Hathaway Inc. Class B	1,169,094	409,534
	JPMorgan Chase & Co.	1,934,979	280,611
	Bank of America Corp.	4,494,490	123,059
	Wells Fargo & Co.	2,441,263	99,750
	S&P Global Inc.	211,863	77,417
	Goldman Sachs Group Inc.	219,565	71,045
	Morgan Stanley	827,604	67,590
	Marsh & McLennan Cos. Inc.	328,142	62,445
	BlackRock Inc.	89,438	57,821
	Chubb Ltd.	273,637	56,966
	Charles Schwab Corp.	1,003,042	55,067
	Progressive Corp.	390,180	54,352
	Blackstone Inc.	473,173	50,696
	Citigroup Inc.	1,215,517	49,994
	CME Group Inc.	239,409	47,934
	Intercontinental Exchange Inc.	379,437	41,746
	Aon plc Class A (XNYS)	128,308	41,600
	US Bancorp	1,037,031	34,284
	Moody's Corp.	103,629	32,764
	Arthur J Gallagher & Co.	143,623	32,736
	PNC Financial Services Group Inc.	264,830	32,513
	Aflac Inc.	394,464	30,275
	American International Group Inc.	474,258	28,740
	KKR & Co. Inc.	430,015	26,489
	MSCI Inc.	50,047	25,678
	Truist Financial Corp.	887,485	25,391
	Travelers Cos. Inc.	152,701	24,938
	Apollo Global Management Inc.	265,040	23,790
	MetLife Inc.	376,571	23,690
	Prudential Financial Inc.	240,802	22,850
	Ameriprise Financial Inc.	68,347	22,533
	Bank of New York Mellon Corp.	518,545	22,116
	Allstate Corp.	175,202	19,519
*	Arch Capital Group Ltd.	236,257	18,832
*	Berkshire Hathaway Inc. Class A	34	18,070
	T Rowe Price Group Inc.	149,464	15,674
	Willis Towers Watson plc	69,879	14,602
	Discover Financial Services	166,841	14,453
	Hartford Financial Services Group Inc.	202,948	14,391
	Broadridge Financial Solutions Inc.	78,743	14,099
	M&T Bank Corp.	110,829	14,014
	State Street Corp.	202,302	13,546
	Nasdaq Inc.	262,172	12,739
	Raymond James Financial Inc.	125,749	12,629
*	Markel Group Inc.	8,319	12,250

		Shares	Market Value ($000)
	LPL Financial Holdings Inc.	50,543	12,012
	Principal Financial Group Inc.	159,812	11,518
	Fifth Third Bancorp	452,652	11,466
	Ares Management Corp. Class A	108,909	11,203
	FactSet Research Systems Inc.	25,582	11,186
	Cboe Global Markets Inc.	70,703	11,045
	Everest Group Ltd.	28,972	10,768
	Cincinnati Financial Corp.	104,880	10,728
	Regions Financial Corp.	620,523	10,673
	Brown & Brown Inc.	150,020	10,477
	Huntington Bancshares Inc.	962,053	10,005
	First Citizens BancShares Inc. Class A	6,730	9,288
	Northern Trust Corp.	130,340	9,056
	W R Berkley Corp.	128,369	8,150
	Citizens Financial Group Inc.	297,329	7,968
*	Coinbase Global Inc. Class A	101,755	7,640
	Loews Corp.	119,079	7,539
	Fidelity National Financial Inc.	170,980	7,061
	RenaissanceRe Holdings Ltd.	34,343	6,797
	KeyCorp.	629,156	6,770
	Equitable Holdings Inc.	230,769	6,552
	Globe Life Inc.	59,781	6,500
	Reinsurance Group of America Inc.	44,614	6,478
	Annaly Capital Management Inc.	326,587	6,143
	Tradeweb Markets Inc. Class A	75,983	6,094
	Kinsale Capital Group Inc.	14,600	6,046
	Interactive Brokers Group Inc. Class A	67,793	5,868
	Unum Group	112,055	5,512
	MarketAxess Holdings Inc.	25,420	5,431
	American Financial Group Inc.	47,500	5,304
	New York Community Bancorp Inc.	452,617	5,133
	Assurant Inc.	35,275	5,065
	East West Bancorp Inc.	94,402	4,976
	Erie Indemnity Co. Class A	16,763	4,925
	Voya Financial Inc.	73,495	4,884
	Franklin Resources Inc.	198,297	4,874
	Ally Financial Inc.	180,250	4,809
	SEI Investments Co.	79,661	4,798
	Carlyle Group Inc.	155,986	4,705
	Webster Financial Corp.	116,050	4,678
	Primerica Inc.	23,759	4,609
	Old Republic International Corp.	169,216	4,559
	Invesco Ltd.	295,981	4,298
*	SoFi Technologies Inc.	532,153	4,252
	Selective Insurance Group Inc.	40,685	4,197
*	Robinhood Markets Inc. Class A	425,102	4,170
	First Horizon Corp.	377,049	4,155
	Stifel Financial Corp.	66,163	4,065
	Morningstar Inc.	17,187	4,026
	Blue Owl Capital Inc.	303,507	3,933
	RLI Corp.	28,511	3,874
	Starwood Property Trust Inc.	196,884	3,810
	AGNC Investment Corp.	403,277	3,807
	Jefferies Financial Group Inc.	102,339	3,749
	First American Financial Corp.	65,893	3,722
	Houlihan Lokey Inc.	34,478	3,693
	Commerce Bancshares Inc.	75,809	3,637
	Comerica Inc.	86,897	3,611

		Shares	Market Value ($000)
	Zions Bancorp NA	100,001	3,489
	Cullen/Frost Bankers Inc.	38,168	3,481
	SouthState Corp.	50,774	3,420
	Pinnacle Financial Partners Inc.	48,988	3,284
	Prosperity Bancshares Inc.	59,312	3,237
*	Ryan Specialty Holdings Inc.	65,816	3,185
	OneMain Holdings Inc.	79,049	3,169
	Evercore Inc. Class A	22,704	3,130
	Western Alliance Bancorp	67,997	3,126
	Essent Group Ltd.	65,566	3,101
	MGIC Investment Corp.	184,971	3,087
	Wintrust Financial Corp.	40,841	3,084
	Affiliated Managers Group Inc.	23,172	3,020
	Popular Inc.	47,656	3,003
	Rithm Capital Corp.	318,922	2,963
	Axis Capital Holdings Ltd.	51,167	2,884
	Old National Bancorp	196,353	2,855
	Lincoln National Corp.	111,813	2,761
	Columbia Banking System Inc.	135,537	2,751
	American Equity Investment Life Holding Co.	50,378	2,702
	Bank OZK	72,403	2,684
	Home BancShares Inc.	127,885	2,678
[1]	Blackstone Mortgage Trust Inc. Class A	120,689	2,625
	Cadence Bank	122,281	2,595
	Radian Group Inc.	102,283	2,568
	FNB Corp.	234,468	2,530
	Synovus Financial Corp.	90,240	2,509
	United Bankshares Inc.	90,817	2,506
	Valley National Bancorp	287,749	2,463
	White Mountains Insurance Group Ltd.	1,638	2,450
	FirstCash Holdings Inc.	23,601	2,369
	Hanover Insurance Group Inc.	21,295	2,363
	Janus Henderson Group plc	88,666	2,289
	Assured Guaranty Ltd.	37,797	2,287
	First Financial Bankshares Inc.	90,995	2,286
	Lazard Ltd. Class A	72,319	2,243
	Glacier Bancorp Inc.	74,556	2,125
*	Mr Cooper Group Inc.	39,508	2,116
	Jackson Financial Inc. Class A	55,274	2,113
*	Brighthouse Financial Inc.	43,045	2,107
	Corebridge Financial Inc.	105,771	2,089
	SLM Corp.	150,616	2,051
	Hancock Whitney Corp.	55,244	2,043
*	Enstar Group Ltd.	8,299	2,008
	Hamilton Lane Inc. Class A	21,660	1,959
	Moelis & Co. Class A	43,176	1,949
	Federated Hermes Inc.	57,229	1,938
*	Texas Capital Bancshares Inc.	32,818	1,933
*	Credit Acceptance Corp.	4,191	1,928
	United Community Banks Inc.	73,955	1,879
*	Genworth Financial Inc. Class A	305,707	1,791
	CNO Financial Group Inc.	74,219	1,761
	Kemper Corp.	41,070	1,726
	ServisFirst Bancshares Inc.	32,769	1,710
	Ameris Bancorp	43,922	1,686
	First BanCorp (XNYS)	123,738	1,666
	Piper Sandler Cos.	11,465	1,666
	Cathay General Bancorp	47,646	1,656

		Shares	Market Value ($000)
	Walker & Dunlop Inc.	22,118	1,642
	International Bancshares Corp.	37,827	1,639
[1]	Arbor Realty Trust Inc.	107,828	1,637
	Artisan Partners Asset Management Inc. Class A	43,736	1,637
	Associated Banc-Corp.	95,065	1,627
	UMB Financial Corp.	25,928	1,609
	First Hawaiian Inc.	85,011	1,534
	Community Bank System Inc.	35,689	1,506
	WSFS Financial Corp.	41,209	1,504
*	NMI Holdings Inc. Class A	55,188	1,495
	CVB Financial Corp.	89,568	1,484
	First Interstate BancSystem Inc. Class A	59,214	1,477
	Atlantic Union Bankshares Corp.	50,023	1,440
	Independent Bank Corp. (XNGS)	28,893	1,418
	Pacific Premier Bancorp Inc.	63,789	1,388
*,1	Upstart Holdings Inc.	48,640	1,388
	Simmons First National Corp. Class A	81,787	1,387
*	Axos Financial Inc.	35,912	1,360
	Fulton Financial Corp.	110,430	1,337
	Eastern Bankshares Inc.	106,600	1,337
	Bank of Hawaii Corp.	26,327	1,308
	BOK Financial Corp.	15,812	1,265
	BGC Group Inc. Class A	239,583	1,265
	TPG Inc.	41,360	1,246
	Seacoast Banking Corp. of Florida	56,326	1,237
	First Financial Bancorp	59,891	1,174
	PJT Partners Inc. Class A	14,780	1,174
	BankUnited Inc.	51,659	1,173
*	StoneX Group Inc.	11,916	1,155
	Washington Federal Inc.	44,892	1,150
	First Merchants Corp.	40,486	1,126
	PennyMac Financial Services Inc.	16,856	1,123
*	Bancorp Inc.	32,109	1,108
*	Riot Platforms Inc.	117,336	1,095
*	Clearwater Analytics Holdings Inc. Class A	56,569	1,094
	StepStone Group Inc. Class A	34,477	1,089
	Ready Capital Corp.	106,799	1,080
	Towne Bank	46,646	1,070
	OFG Bancorp	35,657	1,065
*	Goosehead Insurance Inc. Class A	14,164	1,056
	BancFirst Corp.	11,959	1,037
	Virtu Financial Inc. Class A	58,958	1,018
	Cohen & Steers Inc.	15,906	997
	NBT Bancorp Inc.	31,007	983
	Banner Corp.	23,079	978
*	BRP Group Inc. Class A	42,054	977
	Apollo Commercial Real Estate Finance Inc.	96,220	975
*	Triumph Financial Inc.	14,784	958
*	Enova International Inc.	18,789	956
	Independent Bank Group Inc.	23,889	945
	WesBanco Inc.	38,638	944
	Virtus Investment Partners Inc.	4,650	939
*,1	Marathon Digital Holdings Inc.	110,235	937
	Navient Corp.	53,848	927
	Park National Corp.	9,719	919
	Enterprise Financial Services Corp.	23,928	897
	Federal Agricultural Mortgage Corp. Class C	5,779	892
	Claros Mortgage Trust Inc.	79,885	885

		Shares	Market Value ($000)
	Hilltop Holdings Inc.	30,799	873
	City Holding Co.	9,521	860
	Pathward Financial Inc.	18,572	856
	Victory Capital Holdings Inc. Class A	25,414	847
	Northwest Bancshares Inc.	81,861	837
	Renasant Corp.	31,910	836
	Trustmark Corp.	38,390	834
	Chimera Investment Corp.	150,581	822
	Horace Mann Educators Corp.	27,455	807
	Stewart Information Services Corp.	18,263	800
	First Bancorp (XNGS)	28,252	795
*	Palomar Holdings Inc.	15,554	789
	Lakeland Financial Corp.	16,473	782
	Ladder Capital Corp.	76,036	780
	Compass Diversified Holdings	41,066	771
	Westamerica BanCorp.	17,673	764
	First Commonwealth Financial Corp.	62,287	761
	National Bank Holdings Corp. Class A	25,248	751
	Two Harbors Investment Corp.	55,826	739
*	Cannae Holdings Inc.	38,924	726
	Provident Financial Services Inc.	47,282	723
	Nelnet Inc. Class A	8,086	722
*	Encore Capital Group Inc.	14,909	712
	PennyMac Mortgage Investment Trust	57,037	707
	Stock Yards Bancorp Inc.	17,861	702
	Hope Bancorp Inc.	78,564	695
	Heartland Financial USA Inc.	23,470	691
	S&T Bancorp Inc.	25,485	690
	Franklin BSP Realty Trust Inc. REIT	52,036	689
*	Trupanion Inc.	24,296	685
	FB Financial Corp.	23,950	679
	Argo Group International Holdings Ltd.	22,697	677
	First Busey Corp.	35,148	676
	ProAssurance Corp.	35,652	673
	Employers Holdings Inc.	16,830	672
	Safety Insurance Group Inc.	9,855	672
*	Avantax Inc.	25,467	651
	Stellar Bancorp Inc.	30,307	646
	AMERISAFE Inc.	12,816	642
*	Rocket Cos. Inc. Class A	77,800	636
	PacWest Bancorp	79,171	626
*	SiriusPoint Ltd.	61,350	624
	Live Oak Bancshares Inc.	21,439	621
	TriCo Bancshares	19,340	619
	Sandy Spring Bancorp Inc.	28,706	615
	WisdomTree Inc.	87,812	615
	Southside Bancshares Inc.	21,385	614
	Peoples Bancorp Inc.	24,137	613
	Veritex Holdings Inc.	34,055	611
	Berkshire Hills Bancorp Inc.	29,869	599
	New York Mortgage Trust Inc.	69,753	592
	Enact Holdings Inc.	21,697	591
*	Customers Bancorp Inc.	16,967	585
	Ellington Financial Inc.	46,885	585
	Nicolet Bankshares Inc.	8,372	584
	Brightspire Capital Inc.	92,816	581
	National Western Life Group Inc. Class A	1,325	580
	Redwood Trust Inc.	81,079	578

		Shares	Market Value ($000)
	ARMOUR Residential REIT Inc.	135,695	577
	Bank First Corp.	7,301	563
	Origin Bancorp Inc.	19,475	562
	TFS Financial Corp.	47,233	558
	MFA Financial Inc. REIT	58,088	558
	OceanFirst Financial Corp.	38,025	550
	Preferred Bank	8,386	522
*	Oscar Health Inc. Class A	92,576	516
*	Open Lending Corp.	70,364	515
	Capitol Federal Financial Inc.	107,465	513
	Lakeland Bancorp Inc.	40,156	507
	QCR Holdings Inc.	10,278	499
	Mercury General Corp.	17,747	497
	Brookline Bancorp Inc.	54,309	495
*	PRA Group Inc.	25,009	480
[1]	B Riley Financial Inc.	11,399	467
	Eagle Bancorp Inc.	21,788	467
	Brightsphere Investment Group Inc.	23,285	452
	ConnectOne Bancorp Inc.	24,205	432
	Dime Community Bancshares Inc.	21,596	431
	Premier Financial Corp.	24,679	421
*,1	Lemonade Inc.	35,214	409
*	LendingClub Corp.	66,705	407
	Banc of California Inc.	32,726	405
	Tompkins Financial Corp.	8,236	403
	Dynex Capital Inc.	33,541	400
	German American Bancorp Inc.	14,185	384
*	Skyward Specialty Insurance Group Inc.	13,439	368
	Old Second Bancorp Inc.	26,576	362
	Horizon Bancorp Inc.	33,489	358
*	Ambac Financial Group Inc.	29,552	356
	Heritage Financial Corp.	21,778	355
	United Fire Group Inc.	17,731	350
	First Bancshares Inc.	12,805	345
	Amerant Bancorp Inc.	19,654	343
	Community Trust Bancorp Inc.	9,971	342
*	Assetmark Financial Holdings Inc.	13,572	340
	First Mid Bancshares Inc.	12,765	339
	Washington Trust Bancorp Inc.	12,879	339
*	Coastal Financial Corp.	7,793	334
	F&G Annuities & Life Inc.	11,867	333
	Byline Bancorp Inc.	16,831	332
	KKR Real Estate Finance Trust Inc.	27,372	325
	Mercantile Bank Corp.	10,446	323
*	EZCorp. Inc. Class A	38,810	320
	Farmers National Banc Corp.	27,614	319
	Hanmi Financial Corp.	19,616	318
	Heritage Commerce Corp.	37,367	317
	TrustCo Bank Corp. NY	11,528	315
*	Columbia Financial Inc.	19,953	313
	Univest Financial Corp.	17,983	313
	James River Group Holdings Ltd.	20,375	313
	Merchants Bancorp	11,200	310
	Diamond Hill Investment Group Inc.	1,783	301
	Kearny Financial Corp.	43,112	299
	Tiptree Inc.	17,754	298
	P10 Inc. Class A	25,496	297
	Business First Bancshares Inc.	15,762	296

		Shares	Market Value ($000)
	Great Southern Bancorp Inc.	6,158	295
	Cambridge Bancorp	4,727	294
	UWM Holdings Corp.	60,612	294
	HarborOne Bancorp Inc.	30,455	290
	Midland States Bancorp Inc.	14,003	288
	Universal Insurance Holdings Inc.	20,437	287
	Northfield Bancorp Inc.	29,814	282
	American National Bankshares Inc.	7,342	279
*	CrossFirst Bankshares Inc.	27,698	279
	CNB Financial Corp.	15,254	276
	TPG RE Finance Trust Inc.	41,064	276
	Amalgamated Financial Corp.	16,023	276
	Flushing Financial Corp.	20,973	275
*	World Acceptance Corp.	2,153	274
	Central Pacific Financial Corp.	16,183	270
	Peapack-Gladstone Financial Corp.	10,493	269
	HCI Group Inc.	4,916	267
	NewtekOne Inc.	18,078	267
	Perella Weinberg Partners	25,929	264
	Camden National Corp.	9,320	263
	Equity Bancshares Inc. Class A	10,726	258
	Orchid Island Capital Inc.	30,262	258
	First Community Bankshares Inc.	8,739	257
	First Financial Corp.	7,285	246
	Independent Bank Corp.	13,430	246
	Metrocity Bankshares Inc.	12,490	246
	Invesco Mortgage Capital Inc. REIT	24,303	243
*	Metropolitan Bank Holding Corp.	6,652	241
	Capital City Bank Group Inc.	7,891	235
	Bar Harbor Bankshares	9,895	234
	Granite Point Mortgage Trust Inc.	47,975	234
	Republic Bancorp Inc. Class A	5,300	233
	GCM Grosvenor Inc. Class A	29,149	226
*	MBIA Inc.	30,978	223
	Alerus Financial Corp.	12,077	220
	HomeTrust Bancshares Inc.	10,069	218
	SmartFinancial Inc.	10,103	216
	Shore Bancshares Inc.	20,192	212
	ACNB Corp.	6,589	208
	First Foundation Inc.	33,535	204
	Peoples Financial Services Corp.	5,056	203
	Esquire Financial Holdings Inc.	4,353	199
	Sierra Bancorp	10,371	197
	Macatawa Bank Corp.	22,021	197
[1]	NexPoint Diversified Real Estate Trust	22,233	194
	Southern Missouri Bancorp Inc.	4,967	192
	Hingham Institution for Savings	998	186
*	Greenlight Capital Re Ltd. Class A	17,246	185
	Chicago Atlantic Real Estate Finance Inc.	12,398	183
	Enterprise Bancorp Inc.	6,660	182
	Citizens & Northern Corp.	10,308	181
	Bank of Marin Bancorp	9,824	180
	Northrim BanCorp Inc.	4,505	178
	HBT Financial Inc.	9,718	177
	BayCom Corp.	9,049	174
	Civista Bancshares Inc.	11,120	172
	Northeast Bank	3,845	170
	Northeast Community Bancorp Inc.	11,548	170

		Shares	Market Value ($000)
	Waterstone Financial Inc.	15,475	169
	South Plains Financial Inc.	6,388	169
	Burke & Herbert Financial Services Corp.	3,628	169
	Investors Title Co.	1,118	166
	Regional Management Corp.	5,980	166
*	Blue Foundry Bancorp	19,670	165
	First of Long Island Corp.	14,231	164
	FS Bancorp Inc.	5,528	163
	Capstar Financial Holdings Inc.	11,382	162
	Mid Penn Bancorp Inc.	8,011	161
	MVB Financial Corp.	7,102	160
*	Carter Bankshares Inc.	12,707	159
	Crawford & Co. Class A	16,750	156
	MidWestOne Financial Group Inc.	7,622	155
	Timberland Bancorp Inc.	5,735	155
*	Third Coast Bancshares Inc.	8,955	153
	Citizens Financial Services Inc.	3,188	153
*	Southern First Bancshares Inc.	5,656	152
	First Bank	13,997	151
	Orrstown Financial Services Inc.	7,126	150
	Sculptor Capital Management Inc.	12,930	150
	Arrow Financial Corp.	8,714	148
	PCB Bancorp	9,463	146
*	Bridgewater Bancshares Inc.	15,252	145
*	Forge Global Holdings Inc.	71,666	145
	Farmers & Merchants Bancorp Inc.	8,192	144
	Financial Institutions Inc.	8,542	144
	Codorus Valley Bancorp Inc.	7,652	143
	Greenhill & Co. Inc.	9,629	143
	West BanCorp. Inc.	8,776	143
	AFC Gamma Inc.	12,195	143
	John Marshall Bancorp Inc.	7,930	142
*	Hagerty Inc. Class A	17,303	141
	Plumas Bancorp	4,045	138
	Primis Financial Corp.	16,733	136
*	Net Power Inc.	8,917	135
	Guaranty Bancshares Inc.	4,660	134
	First Bancorp Inc. (XNGS)	5,583	131
	Oppenheimer Holdings Inc. Class A	3,410	131
	Franklin Financial Services Corp.	4,585	131
	First Business Financial Services Inc.	4,292	129
	RBB Bancorp	10,024	128
*	Heritage Insurance Holdings Inc.	19,570	127
	Summit Financial Group Inc.	5,649	127
	1st Source Corp.	2,937	124
	Greene County Bancorp Inc.	5,096	123
	AG Mortgage Investment Trust Inc.	22,081	123
	C&F Financial Corp.	2,281	122
	Donegal Group Inc. Class A	8,568	122
	Red River Bancshares Inc.	2,646	122
	MainStreet Bancshares Inc.	5,879	121
	Penns Woods Bancorp Inc.	5,670	120
	Five Star Bancorp	5,975	120
	Home Bancorp Inc.	3,743	119
*	California BanCorp	5,914	119
	Middlefield Banc Corp.	4,658	118
	ChoiceOne Financial Services Inc.	5,893	116
	Virginia National Bankshares Corp.	3,803	115

		Shares	Market Value ($000)
	ESSA Bancorp Inc.	7,596	114
*	LendingTree Inc.	7,381	114
	First Internet Bancorp	6,960	113
	Colony Bankcorp Inc.	11,165	112
	Princeton Bancorp Inc.	3,849	112
	Chemung Financial Corp.	2,801	111
	First Community Corp.	6,423	111
*	FVCBankcorp Inc.	8,396	108
	LCNB Corp.	7,580	108
*	eHealth Inc.	14,420	107
	William Penn Bancorp Inc.	8,580	107
*	Oportun Financial Corp.	14,660	106
*	Heritage Global Inc.	34,014	106
*	loanDepot Inc. Class A	61,728	106
	BCB Bancorp Inc.	9,445	105
	Orange County Bancorp Inc.	2,434	105
	Capital Bancorp Inc.	5,450	104
	Southern States Bancshares Inc.	4,587	104
	Norwood Financial Corp.	3,972	102
	Parke Bancorp Inc.	6,244	102
*	First Western Financial Inc.	5,599	102
*	Citizens Inc.	35,558	101
	HomeStreet Inc.	12,531	98
*	Sterling Bancorp Inc.	16,749	98
	Great Ajax Corp.	15,005	97
*	NI Holdings Inc.	7,567	97
	First United Corp.	5,904	96
	Evans Bancorp Inc.	3,554	95
	Western New England Bancorp Inc.	14,481	94
	Seven Hills Realty Trust	8,503	93
	National Bankshares Inc.	3,647	91
	Ellington Residential Mortgage REIT	14,570	90
	Central Valley Community Bancorp	6,312	89
*	Pioneer Bancorp Inc.	10,394	89
	Peoples Bancorp of North Carolina Inc.	3,935	88
*	Velocity Financial Inc.	7,686	87
*	Ocwen Financial Corp.	3,313	86
	Nexpoint Real Estate Finance Inc.	5,255	86
	Investar Holding Corp.	7,982	85
	Union Bankshares Inc.	3,794	85
	Meridian Corp.	8,472	83
*	Provident Bancorp Inc.	8,209	80
	Ames National Corp.	4,723	78
	Bankwell Financial Group Inc.	3,177	77
*	Consumer Portfolio Services Inc.	8,509	77
*	Kingsway Financial Services Inc.	10,215	77
*	ECB Bancorp Inc.	7,042	77
	Silvercrest Asset Management Group Inc. Class A	4,801	76
*	USCB Financial Holdings Inc.	7,092	75
	Old Point Financial Corp.	4,032	74
	Hanover Bancorp Inc.	4,065	74
	Provident Financial Holdings Inc.	5,547	73
	Unity Bancorp Inc.	3,134	73
	Guild Holdings Co. Class A	6,557	72
	Summit State Bank	4,372	72
	Westwood Holdings Group Inc.	7,041	71
*	Midwest Holding Inc.	2,640	69
*	Finwise Bancorp	7,943	69

		Shares	Market Value ($000)
*	Hippo Holdings Inc.	8,539	68
*	Maiden Holdings Ltd.	38,102	67
	Fidelity D&D Bancorp Inc.	1,454	66
	Sachem Capital Corp.	18,378	65
	Medallion Financial Corp.	8,839	62
	Bank7 Corp.	2,764	62
*	ACRES Commercial Realty Corp.	7,472	62
	Territorial Bancorp Inc.	6,581	60
	Angel Oak Mortgage REIT Inc.	6,897	59
*	Bakkt Holdings Inc.	50,567	59
	Lument Finance Trust Inc.	27,115	56
	OP Bancorp	5,995	55
	First Guaranty Bancshares Inc.	4,672	51
*,1	American Coastal Insurance Corp.	6,875	51
	First Northwest Bancorp	3,959	49
	Finward Bancorp	2,353	49
	Hawthorn Bancshares Inc.	2,891	47
	Eagle Bancorp Montana Inc.	3,864	46
	Blue Ridge Bankshares Inc.	9,916	45
	US Global Investors Inc. Class A	15,552	44
*	GoHealth Inc. Class A	3,042	44
	First Savings Financial Group Inc.	2,763	41
*	Security National Financial Corp. Class A	5,230	41
*	Dave Inc.	6,507	41
	AmeriServ Financial Inc.	15,247	40
*	Great Elm Group Inc.	18,596	40
	BankFinancial Corp.	4,443	38
	Riverview Bancorp Inc.	6,661	37
	Luther Burbank Corp.	4,292	36
*	Root Inc. Class A	3,646	35
	Manhattan Bridge Capital Inc.	6,830	33
*	Ponce Financial Group Inc.	4,174	33
	Linkbancorp Inc.	4,787	33
	First Capital Inc.	1,076	29
	Partners Bancorp	3,437	27
*	Broadway Financial Corp.	24,365	24
	First Financial Northwest Inc.	1,845	23
	Hennessy Advisors Inc.	3,282	22
	CB Financial Services Inc.	838	18
*	Safeguard Scientifics Inc.	17,737	18
*	Nicholas Financial Inc.	3,692	18
*	Kingstone Cos. Inc.	8,512	15
*,1	Curo Group Holdings Corp.	12,507	13
*	Conifer Holdings Inc.	4,822	6
	FNCB Bancorp Inc.	225	1
			2,929,259
Health Care (12.7%)
	UnitedHealth Group Inc.	617,096	311,134
	Eli Lilly & Co.	569,304	305,790
	Johnson & Johnson	1,604,360	249,879
	AbbVie Inc.	1,176,276	175,336
	Merck & Co. Inc.	1,691,233	174,112
	Thermo Fisher Scientific Inc.	257,040	130,106
	Pfizer Inc.	3,761,954	124,784
	Abbott Laboratories	1,155,744	111,934
	Danaher Corp.	442,612	109,812
	Amgen Inc.	356,492	95,811
	Bristol-Myers Squibb Co.	1,392,017	80,793

		Shares	Market Value ($000)
	Medtronic plc	886,258	69,447
*	Intuitive Surgical Inc.	234,205	68,456
	Elevance Health Inc.	157,070	68,391
	Gilead Sciences Inc.	830,786	62,259
	Stryker Corp.	227,562	62,186
*	Vertex Pharmaceuticals Inc.	172,113	59,851
	Cigna Group	197,254	56,428
*	Regeneron Pharmaceuticals Inc.	67,621	55,649
*	Boston Scientific Corp.	975,222	51,492
	Becton Dickinson and Co.	193,193	49,946
	Zoetis Inc.	276,282	48,068
	Humana Inc.	82,575	40,174
	HCA Healthcare Inc.	135,739	33,389
*	Edwards Lifesciences Corp.	405,276	28,078
*	Biogen Inc.	96,762	24,869
*	Centene Corp.	361,011	24,866
*	IDEXX Laboratories Inc.	55,333	24,195
*	DexCom Inc.	258,944	24,159
*	IQVIA Holdings Inc.	115,879	22,799
*	Moderna Inc.	216,045	22,315
	Agilent Technologies Inc.	195,276	21,836
*	Seagen Inc.	93,977	19,937
*	Veeva Systems Inc. Class A	97,219	19,779
	West Pharmaceutical Services Inc.	49,169	18,449
*	Horizon Therapeutics plc	152,742	17,671
	GE Healthcare Inc.	257,868	17,545
	Zimmer Biomet Holdings Inc.	139,590	15,665
*	Alnylam Pharmaceuticals Inc.	83,841	14,848
*	Align Technology Inc.	48,579	14,832
	ResMed Inc.	98,431	14,555
*	Illumina Inc.	106,002	14,552
	Cardinal Health Inc.	167,199	14,516
	STERIS plc	65,433	14,357
	Baxter International Inc.	339,700	12,820
*	Molina Healthcare Inc.	39,039	12,800
	Laboratory Corp. of America Holdings	58,912	11,844
*	Hologic Inc.	164,032	11,384
*	BioMarin Pharmaceutical Inc.	124,623	11,027
	Cooper Cos. Inc.	32,977	10,487
*	Avantor Inc.	452,561	9,540
	Revvity Inc.	83,104	9,200
	Quest Diagnostics Inc.	74,522	9,081
*	Exact Sciences Corp.	120,180	8,199
	Viatris Inc.	799,444	7,883
*	Insulet Corp.	46,863	7,474
*	Incyte Corp.	126,743	7,322
*	Neurocrine Biosciences Inc.	64,785	7,288
	Bio-Techne Corp.	106,087	7,221
*	Sarepta Therapeutics Inc.	58,812	7,129
*	United Therapeutics Corp.	31,188	7,044
	Royalty Pharma plc Class A	255,916	6,946
*	Charles River Laboratories International Inc.	34,153	6,693
*	Henry Schein Inc.	87,667	6,509
	Teleflex Inc.	31,366	6,161
*	Penumbra Inc.	24,562	5,942
*	Repligen Corp.	35,182	5,594
*	Catalent Inc.	115,317	5,250
*	Jazz Pharmaceuticals plc	40,157	5,198

		Shares	Market Value ($000)
	Chemed Corp.	9,953	5,173
*	Shockwave Medical Inc.	24,800	4,938
	Universal Health Services Inc. Class B	39,096	4,916
*	Bio-Rad Laboratories Inc. Class A	13,537	4,852
	DENTSPLY SIRONA Inc.	140,747	4,808
*	Exelixis Inc.	210,445	4,598
*	Tenet Healthcare Corp.	67,626	4,456
	Encompass Health Corp.	63,426	4,260
*	Ionis Pharmaceuticals Inc.	93,261	4,230
*	HealthEquity Inc.	57,667	4,213
*	Acadia Healthcare Co. Inc.	57,813	4,065
	Bruker Corp.	63,508	3,957
*	Option Care Health Inc.	121,583	3,933
*	Globus Medical Inc. Class A	77,913	3,868
*	Inspire Medical Systems Inc.	19,367	3,843
*	Medpace Holdings Inc.	15,110	3,659
*	agilon health Inc.	205,802	3,655
*	Elanco Animal Health Inc. (XNYS)	322,566	3,626
*	Karuna Therapeutics Inc.	20,938	3,540
*	Halozyme Therapeutics Inc.	88,127	3,366
	Ensign Group Inc.	35,851	3,332
*	Natera Inc.	71,720	3,174
*	Lantheus Holdings Inc.	45,456	3,158
*	DaVita Inc.	32,734	3,094
*	Haemonetics Corp.	34,494	3,090
*	Alkermes plc	109,024	3,054
*	Envista Holdings Corp.	108,612	3,028
	Organon & Co.	174,105	3,022
*	Intra-Cellular Therapies Inc.	56,923	2,965
*	Masimo Corp.	33,386	2,927
	Perrigo Co. plc	90,329	2,886
*	Vaxcyte Inc.	55,177	2,813
*	ImmunoGen Inc.	168,434	2,673
*	Merit Medical Systems Inc.	37,663	2,599
*	10X Genomics Inc. Class A	60,801	2,508
*	Apellis Pharmaceuticals Inc.	65,814	2,504
*	Insmed Inc.	97,836	2,470
*	QuidelOrtho Corp.	33,212	2,426
*	Neogen Corp.	126,023	2,336
*	Glaukos Corp.	30,933	2,328
*	Amicus Therapeutics Inc.	189,911	2,309
*	Guardant Health Inc.	74,211	2,200
	CONMED Corp.	20,893	2,107
*	Amedisys Inc.	21,896	2,045
*	Blueprint Medicines Corp.	40,643	2,041
*	Azenta Inc.	40,053	2,010
*	Bridgebio Pharma Inc.	75,418	1,989
*	Teladoc Health Inc.	103,937	1,932
*	Inari Medical Inc.	29,505	1,930
*	Prestige Consumer Healthcare Inc.	33,520	1,917
*	Evolent Health Inc. Class A	69,560	1,894
*	Cytokinetics Inc.	63,930	1,883
*	Axonics Inc.	33,508	1,880
*	ICU Medical Inc.	15,644	1,862
*	iRhythm Technologies Inc.	19,438	1,832
*	R1 RCM Inc.	121,413	1,830
*	Krystal Biotech Inc.	15,736	1,825
*	Mirati Therapeutics Inc.	41,407	1,804

		Shares	Market Value ($000)
*	Progyny Inc.	52,986	1,803
*	REVOLUTION Medicines Inc.	64,930	1,797
*	Arrowhead Pharmaceuticals Inc.	66,161	1,778
*,1	Axsome Therapeutics Inc.	25,415	1,776
*	Integer Holdings Corp.	22,540	1,768
	Select Medical Holdings Corp.	69,495	1,756
*	Intellia Therapeutics Inc.	54,359	1,719
	Patterson Cos. Inc.	57,704	1,710
	Premier Inc. Class A	79,437	1,708
*	Enovis Corp.	32,007	1,688
*	ACADIA Pharmaceuticals Inc.	80,942	1,687
*	Fortrea Holdings Inc.	58,912	1,684
*	Integra LifeSciences Holdings Corp.	43,987	1,680
*,1	Ginkgo Bioworks Holdings Inc.	927,135	1,678
*	Akero Therapeutics Inc.	32,547	1,646
*	Immunovant Inc.	42,726	1,640
*	Ultragenyx Pharmaceutical Inc.	45,641	1,627
*	Doximity Inc. Class A	73,069	1,551
*	Privia Health Group Inc.	66,279	1,524
*	Corcept Therapeutics Inc.	53,616	1,461
*	Madrigal Pharmaceuticals Inc.	9,989	1,459
*	Denali Therapeutics Inc.	68,961	1,423
*	AtriCure Inc.	31,794	1,393
*	Dynavax Technologies Corp.	90,730	1,340
*	Omnicell Inc.	29,409	1,325
*	Surgery Partners Inc.	45,133	1,320
*	Pacific Biosciences of California Inc.	154,803	1,293
*	CorVel Corp.	6,464	1,271
*	STAAR Surgical Co.	31,579	1,269
*	Crinetics Pharmaceuticals Inc.	41,525	1,235
*	Certara Inc.	82,746	1,203
*	TransMedics Group Inc.	21,384	1,171
*	Amphastar Pharmaceuticals Inc.	25,012	1,150
*	Beam Therapeutics Inc.	47,486	1,142
*	Veracyte Inc.	50,564	1,129
*	Novocure Ltd.	69,805	1,127
*	Cymabay Therapeutics Inc.	73,192	1,091
*	NeoGenomics Inc.	88,491	1,088
*	PTC Therapeutics Inc.	48,191	1,080
*	Vericel Corp.	31,914	1,070
*	Ventyx Biosciences Inc.	30,664	1,065
*	RadNet Inc.	37,320	1,052
*	Ideaya Biosciences Inc.	37,529	1,013
*	Sotera Health Co.	66,690	999
*	Supernus Pharmaceuticals Inc.	35,504	979
*	NextGen Healthcare Inc.	40,287	956
*	Cerevel Therapeutics Holdings Inc.	42,807	934
*	Addus HomeCare Corp.	10,934	931
	US Physical Therapy Inc.	10,104	927
*	Agios Pharmaceuticals Inc.	36,572	905
*	BioCryst Pharmaceuticals Inc.	127,845	905
*	Arcellx Inc.	25,140	902
*	Celldex Therapeutics Inc.	32,437	893
*	PROCEPT BioRobotics Corp.	27,172	891
*	Pacira BioSciences Inc.	28,710	881
*	Rocket Pharmaceuticals Inc.	42,934	880
*	Tandem Diabetes Care Inc.	42,362	880
*	Rhythm Pharmaceuticals Inc.	37,886	869

		Shares	Market Value ($000)
*	Ironwood Pharmaceuticals Inc.	89,809	865
*	Apollo Medical Holdings Inc.	27,703	855
*	Nuvalent Inc. Class A	18,284	840
*	Recursion Pharmaceuticals Inc. Class A	109,042	834
*	UFP Technologies Inc.	5,138	830
*	Myriad Genetics Inc.	51,248	822
*	Owens & Minor Inc.	50,511	816
*	Xencor Inc.	39,729	801
*	TG Therapeutics Inc.	92,514	773
*	Harmony Biosciences Holdings Inc.	23,247	762
*	Geron Corp. (XNGS)	355,050	753
*	Twist Bioscience Corp.	37,019	750
*	SpringWorks Therapeutics Inc.	32,419	750
*	Maravai LifeSciences Holdings Inc. Class A	74,883	749
*	Warby Parker Inc. Class A	56,145	739
*	Catalyst Pharmaceuticals Inc.	61,744	722
*	Alphatec Holdings Inc.	54,795	711
	LeMaitre Vascular Inc.	12,968	706
*	Pediatrix Medical Group Inc.	55,482	705
*	Mirum Pharmaceuticals Inc.	22,047	697
*	Viking Therapeutics Inc.	62,540	692
*	Zentalis Pharmaceuticals Inc.	34,017	682
*	Amylyx Pharmaceuticals Inc.	36,686	672
*	MannKind Corp.	160,991	665
*	Avanos Medical Inc.	32,399	655
*	Relay Therapeutics Inc.	77,937	655
*	Iovance Biotherapeutics Inc.	143,471	653
*	Sage Therapeutics Inc.	31,466	648
*	Phreesia Inc.	34,256	640
*	Vir Biotechnology Inc.	67,206	630
*	Revance Therapeutics Inc.	54,270	622
*	Hims & Hers Health Inc.	98,255	618
*	Quanterix Corp.	22,735	617
*	Syndax Pharmaceuticals Inc.	42,477	617
*	89bio Inc.	39,772	614
*	Ligand Pharmaceuticals Inc.	10,173	610
*	Arvinas Inc.	30,886	607
*	Protagonist Therapeutics Inc.	36,191	604
*	Ardelyx Inc.	146,614	598
*	EQRx Inc.	267,657	594
*	ANI Pharmaceuticals Inc.	10,210	593
*	Replimune Group Inc.	33,816	579
*	Pliant Therapeutics Inc.	32,770	568
	Embecta Corp.	37,671	567
	National Research Corp.	12,703	564
	National HealthCare Corp.	8,649	553
*	Arcus Biosciences Inc.	30,654	550
	Healthcare Services Group Inc.	51,351	536
*	Deciphera Pharmaceuticals Inc.	42,046	535
*	Cogent Biosciences Inc.	54,368	530
*	Morphic Holding Inc.	22,900	525
*	SI-BONE Inc.	24,527	521
*	Varex Imaging Corp.	27,432	515
*	MiMedx Group Inc.	70,033	511
*	Accolade Inc.	48,104	509
*	ADMA Biologics Inc.	141,451	506
*	Day One Biopharmaceuticals Inc.	40,860	501
*	Collegium Pharmaceutical Inc.	21,847	488

		Shares	Market Value ($000)
*	Brookdale Senior Living Inc.	117,747	487
*	Alignment Healthcare Inc.	69,296	481
*	Keros Therapeutics Inc.	15,051	480
*,1	Novavax Inc.	66,103	479
*	Intercept Pharmaceuticals Inc.	25,295	469
*	RxSight Inc.	16,736	467
*	Adaptive Biotechnologies Corp.	83,604	456
*	AdaptHealth Corp.	49,976	455
*	Innoviva Inc.	34,734	451
*	Viridian Therapeutics Inc.	29,241	449
*	Editas Medicine Inc.	57,163	446
*	Kura Oncology Inc.	48,316	441
*	Travere Therapeutics Inc.	49,248	440
*	OPKO Health Inc.	273,854	438
*,1	Cassava Sciences Inc.	26,237	437
*	Tango Therapeutics Inc.	38,224	430
*	Verve Therapeutics Inc.	32,378	429
*	Nevro Corp.	22,284	428
*	Rapt Therapeutics Inc.	25,392	422
	HealthStream Inc.	19,258	416
*	Point Biopharma Global Inc.	61,839	412
*	Inhibrx Inc.	22,277	409
*	Arcturus Therapeutics Holdings Inc.	15,956	408
*	REGENXBIO Inc.	24,573	404
*	Multiplan Corp.	240,079	403
*	Artivion Inc.	26,298	399
*	Treace Medical Concepts Inc.	30,249	397
*	Cytek Biosciences Inc.	71,870	397
*	Disc Medicine Inc.	8,454	397
*	Avid Bioservices Inc.	41,974	396
	Atrion Corp.	950	392
*	Health Catalyst Inc.	38,571	390
*	Amneal Pharmaceuticals Inc.	91,556	386
*	Outset Medical Inc.	35,262	384
*	OmniAb Inc.	72,981	379
*	Enhabit Inc.	33,323	375
*	Kymera Therapeutics Inc.	26,515	369
*	Silk Road Medical Inc.	24,464	367
*	PetIQ Inc.	18,318	361
*	Fulgent Genetics Inc.	13,415	359
*	Tarsus Pharmaceuticals Inc.	20,054	356
*	BioLife Solutions Inc.	25,648	354
*	Kiniksa Pharmaceuticals Ltd. Class A	19,941	346
*	LifeStance Health Group Inc.	49,785	342
*	Cabaletta Bio Inc.	22,227	338
*	Alector Inc.	52,006	337
*	Avidity Biosciences Inc.	52,805	337
*	Savara Inc.	85,084	322
*	Anavex Life Sciences Corp.	48,655	319
*	4D Molecular Therapeutics Inc.	24,930	317
*	Orthofix Medical Inc.	24,357	313
*	DocGo Inc.	56,968	304
*	Harrow Inc.	21,068	303
*	Marinus Pharmaceuticals Inc.	37,627	303
*	OrthoPediatrics Corp.	9,379	300
*,1	Taysha Gene Therapies Inc.	94,415	298
*,1	Genelux Corp.	12,171	298
*	OraSure Technologies Inc.	47,836	284

		Shares	Market Value ($000)
*	Olema Pharmaceuticals Inc.	22,688	280
*	Apogee Therapeutics Inc.	13,123	280
*	Aclaris Therapeutics Inc.	40,404	277
*	GoodRx Holdings Inc. Class A	49,148	277
*,1	Prime Medicine Inc.	28,911	276
*	Surmodics Inc.	8,541	274
*	Dyne Therapeutics Inc.	30,414	272
*	Zymeworks Inc.	42,912	272
*	Coherus Biosciences Inc.	72,373	271
*	ModivCare Inc.	8,588	271
	Agenus Inc.	236,170	267
*	Aldeyra Therapeutics Inc.	39,700	265
*	Paragon 28 Inc.	21,144	265
*	Alpine Immune Sciences Inc.	22,850	262
*	CareDx Inc.	36,939	259
*	Community Health Systems Inc.	88,429	256
*	Castle Biosciences Inc.	15,171	256
*	Phathom Pharmaceuticals Inc.	24,407	253
*	Avita Medical Inc.	16,954	248
*	Pulmonx Corp.	23,982	248
*	Caribou Biosciences Inc.	51,927	248
*	Biomea Fusion Inc.	17,973	247
*	Acelyrin Inc.	24,309	247
*	Tactile Systems Technology Inc.	17,169	241
*	Allogene Therapeutics Inc.	75,178	238
*	SomaLogic Inc.	97,861	234
*	AnaptysBio Inc.	12,747	229
	iRadimed Corp.	5,161	229
*	Sana Biotechnology Inc.	58,914	228
*	Evolus Inc.	24,497	224
*,1	Clover Health Investments Corp.	207,451	224
*	Scholar Rock Holding Corp.	31,110	221
*	Nurix Therapeutics Inc.	27,960	220
*	Vera Therapeutics Inc.	16,082	220
*	Voyager Therapeutics Inc.	27,939	217
*	Pennant Group Inc.	19,258	214
*	Icosavax Inc.	27,661	214
*	Bluebird Bio Inc.	69,347	211
*	Liquidia Corp.	33,257	211
*	Anika Therapeutics Inc.	11,076	206
*	iTeos Therapeutics Inc.	18,508	203
*	Enliven Therapeutics Inc.	14,831	203
*	ORIC Pharmaceuticals Inc.	32,768	198
*	MaxCyte Inc.	63,539	198
*,1	Theravance Biopharma Inc.	22,737	196
*	Lyell Immunopharma Inc.	133,452	196
*	MacroGenics Inc.	41,349	193
*	Arbutus Biopharma Corp.	94,484	192
*	Entrada Therapeutics Inc.	12,169	192
*	An2 Therapeutics Inc.	11,939	192
*	Cerus Corp.	117,250	190
*	AngioDynamics Inc.	25,475	186
*	Arcutis Biotherapeutics Inc.	34,869	185
*	American Well Corp. Class A	158,201	185
*	Edgewise Therapeutics Inc.	32,287	185
*	Sharecare Inc.	197,135	185
*	Fulcrum Therapeutics Inc.	41,311	183
*	PMV Pharmaceuticals Inc.	29,279	180

		Shares	Market Value ($000)
*	Zimvie Inc.	18,957	178
*	KalVista Pharmaceuticals Inc.	17,876	172
	Phibro Animal Health Corp. Class A	13,442	172
*	Tabula Rasa HealthCare Inc.	16,298	168
*	Cullinan Oncology Inc.	18,523	168
*	Astria Therapeutics Inc.	22,465	168
*	23andMe Holding Co. Class A	172,212	168
*	Verastem Inc.	20,279	165
*	Ocular Therapeutix Inc.	52,253	164
	Utah Medical Products Inc.	1,908	164
*	Axogen Inc.	32,599	163
*,1	Senseonics Holdings Inc.	269,188	163
*	Standard Bio Tools Inc.	55,941	162
*	Atea Pharmaceuticals Inc.	54,141	162
*	Vanda Pharmaceuticals Inc.	37,164	161
*	HilleVax Inc.	11,894	160
*	Assertio Holdings Inc.	61,718	158
*	Seres Therapeutics Inc.	66,052	157
*	Ovid therapeutics Inc.	40,633	156
*	Accuray Inc.	56,460	154
*,1	ImmunityBio Inc.	90,514	153
*	Praxis Precision Medicines Inc.	88,154	151
*	EyePoint Pharmaceuticals Inc.	18,741	150
*	Agiliti Inc.	22,749	148
*	Talkspace Inc.	75,188	147
*	Applied Therapeutics Inc.	58,824	146
*	Xeris Biopharma Holdings Inc.	78,258	146
*	Organogenesis Holdings Inc.	45,335	144
*	Immuneering Corp. Class A	18,782	144
*	CareMax Inc.	67,977	144
*	2seventy bio Inc.	36,686	144
*	Enanta Pharmaceuticals Inc.	12,671	142
*	Sutro Biopharma Inc.	40,875	142
*,1	Summit Therapeutics Inc. (XNMS)	75,930	142
*	Monte Rosa Therapeutics Inc.	29,490	141
*,1	Scilex Holding Co. (XNCM)	98,337	138
*	Nuvation Bio Inc.	100,004	134
*	Akebia Therapeutics Inc.	115,906	132
*	X4 Pharmaceuticals Inc.	120,734	132
*	Terns Pharmaceuticals Inc.	26,275	132
*	CVRx Inc.	8,704	132
*	Computer Programs and Systems Inc.	8,198	131
*	Tela Bio Inc.	16,235	130
*,1	Gossamer Bio Inc.	153,515	128
*	Rigel Pharmaceuticals Inc.	118,372	128
	SIGA Technologies Inc.	24,311	128
*	Y-mAbs Therapeutics Inc.	23,165	126
*,2	PDL BioPharma Inc.	76,234	123
*	Mineralys Therapeutics Inc.	12,895	123
*,1	Omeros Corp.	41,682	122
*	Zynex Inc.	15,250	122
*,1	Orchestra BioMed Holdings Inc.	13,952	122
*	Precigen Inc.	84,404	120
*	Nautilus Biotechnology Inc.	37,768	119
*	Karyopharm Therapeutics Inc.	87,962	118
*	Lineage Cell Therapeutics Inc.	99,941	118
*	908 Devices Inc.	17,668	118
*	Eagle Pharmaceuticals Inc.	7,396	117

		Shares	Market Value ($000)
*	Zevra Therapeutics Inc.	24,085	116
*	Fate Therapeutics Inc.	54,076	115
*,1	CorMedix Inc.	30,814	114
*,1	ProKidney Corp.	24,730	113
*,1	Zomedica Corp.	672,102	112
*	Joint Corp.	12,384	111
*	Harvard Bioscience Inc.	25,313	109
*	Compass Therapeutics Inc.	55,213	109
*	Actinium Pharmaceuticals Inc.	18,282	108
*	Poseida Therapeutics Inc.	44,843	107
*	Invitae Corp.	174,382	106
*	Viemed Healthcare Inc.	15,567	105
*	Augmedix Inc.	20,408	105
*	Aerovate Therapeutics Inc.	7,673	104
*	Larimar Therapeutics Inc.	26,178	103
*	Sanara Medtech Inc.	3,304	103
*,1	Tyra Biosciences Inc.	7,492	103
*	Emergent BioSolutions Inc.	30,037	102
*	Adverum Biotechnologies Inc.	67,508	101
*	Merrimack Pharmaceuticals Inc.	8,157	101
*	Hyperfine Inc.	49,477	101
*	Optinose Inc.	81,301	100
*	Innovage Holding Corp.	16,618	100
*	Thorne HealthTech Inc.	9,862	100
*	Reneo Pharmaceuticals Inc.	13,013	99
*	Abeona Therapeutics Inc.	23,529	99
*	Butterfly Network Inc.	83,265	98
*	ClearPoint Neuro Inc.	19,277	97
*	Inozyme Pharma Inc.	22,831	96
*	Selecta Biosciences Inc.	89,345	95
*	Generation Bio Co.	25,032	95
*,1	scPharmaceuticals Inc.	13,399	95
*	Humacyte Inc.	32,332	95
*	Mersana Therapeutics Inc.	74,321	94
*	Inmune Bio Inc.	13,715	94
	Carisma Therapeutics Inc.	21,948	93
*	Allakos Inc.	39,930	91
*	InfuSystem Holdings Inc.	9,429	91
*	Lyra Therapeutics Inc.	23,364	91
*	Longboard Pharmaceuticals Inc.	16,186	90
*	Atara Biotherapeutics Inc.	60,082	89
*	Lexicon Pharmaceuticals Inc.	81,719	89
*	Quantum-Si Inc.	53,609	89
*	TScan Therapeutics Inc.	34,364	88
*	Pulse Biosciences Inc.	21,552	87
*,1	PDS Biotechnology Corp.	17,161	87
*	Stoke Therapeutics Inc.	21,635	85
*	Puma Biotechnology Inc.	31,801	84
*	OptimizeRx Corp.	10,556	82
*	IGM Biosciences Inc.	9,841	82
*	Erasca Inc.	40,997	81
*	Codexis Inc.	41,959	79
*	Inogen Inc.	15,064	79
*	Altimmune Inc.	30,386	79
*	Invivyd Inc.	45,821	78
*	Heron Therapeutics Inc.	73,891	76
*	Inovio Pharmaceuticals Inc.	195,712	76
*	Aura Biosciences Inc.	8,362	75

		Shares	Market Value ($000)
*	Seer Inc.	33,292	74
*	Janux Therapeutics Inc.	7,344	74
*	Semler Scientific Inc.	2,930	74
*	FONAR Corp.	4,742	73
*	Nektar Therapeutics	122,239	73
*	Biote Corp. Class A	14,293	73
*	Galectin Therapeutics Inc.	37,318	72
*	Achieve Life Sciences Inc.	16,807	72
*,1	Ocuphire Pharma Inc.	21,645	72
*,1	Nuvectis Pharma Inc.	5,612	72
*	Foghorn Therapeutics Inc.	13,954	70
*	Anixa Biosciences Inc.	21,079	69
*	Cutera Inc.	11,232	68
*	Gritstone bio Inc.	39,292	68
*	Annexon Inc.	28,844	68
*	Trevi Therapeutics Inc.	31,348	68
*	Third Harmonic Bio Inc.	10,433	67
*	Sangamo Therapeutics Inc.	110,293	66
*	KORU Medical Systems Inc.	24,313	66
*	Capricor Therapeutics Inc.	19,231	66
*	Tenaya Therapeutics Inc.	25,755	66
*	XOMA Corp.	4,608	65
*,1	Eton Pharmaceuticals Inc.	15,500	65
*	Relmada Therapeutics Inc.	21,534	65
*	ALX Oncology Holdings Inc.	13,412	64
*	Atossa Therapeutics Inc.	87,558	64
*	ARS Pharmaceuticals Inc.	16,780	63
*	Acumen Pharmaceuticals Inc.	15,267	63
*	enVVeno Medical Corp.	11,710	63
*	CytomX Therapeutics Inc.	48,168	62
*	Vaxart Inc.	82,063	62
*	Akoya Biosciences Inc.	13,086	61
*	Sight Sciences Inc.	17,966	61
*	Acrivon Therapeutics Inc.	6,404	61
*	GlycoMimetics Inc.	39,833	60
*,1	Bionano Genomics Inc.	19,837	60
*	Apyx Medical Corp.	18,313	59
*	Stereotaxis Inc.	37,475	59
*	Celcuity Inc.	6,440	59
*	Vor BioPharma Inc.	28,015	59
*,1	Citius Pharmaceuticals Inc.	85,694	59
*	Vigil Neuroscience Inc.	10,718	58
*	Esperion Therapeutics Inc.	57,940	57
*	Cara Therapeutics Inc.	33,488	56
*	Cue Biopharma Inc.	24,434	56
*	CytoSorbents Corp.	29,596	56
*	FibroGen Inc.	65,439	56
*	ChromaDex Corp.	37,499	55
*,1	Greenwich Lifesciences Inc.	6,258	55
*	Graphite Bio Inc.	22,375	55
*	Vaxxinity Inc. Class A	40,231	55
*	Ocugen Inc.	135,443	54
*	Black Diamond Therapeutics Inc.	18,268	52
*	Kezar Life Sciences Inc.	43,585	52
*	Cidara Therapeutics Inc.	54,780	52
*	Jasper Therapeutics Inc.	74,930	52
*	Enzo Biochem Inc.	36,523	51
*	NanoString Technologies Inc.	29,545	51

		Shares	Market Value ($000)
*	C4 Therapeutics Inc.	27,453	51
*	NeuroPace Inc.	5,190	50
*	Aadi Bioscience Inc.	10,337	50
*	BioAtla Inc.	28,992	49
*	Talaris Therapeutics Inc.	17,570	49
*	Chimerix Inc.	50,447	48
*	XBiotech Inc.	11,624	48
*	Cano Health Inc.	185,620	47
*	Reviva Pharmaceuticals Holdings Inc.	9,618	47
*,1	Sera Prognostics Inc. Class A	25,316	47
*	Athira Pharma Inc.	22,843	46
*	Bioventus Inc. Class A	13,494	45
*	Asensus Surgical Inc.	165,733	45
*	Dyadic International Inc.	23,051	44
*	Rezolute Inc.	33,333	44
*	Verrica Pharmaceuticals Inc.	10,956	43
*,1	Annovis Bio Inc.	4,518	43
*	Ikena Oncology Inc.	9,909	43
*	Corvus Pharmaceuticals Inc.	29,109	42
*	Allovir Inc.	19,387	42
*	Prelude Therapeutics Inc.	13,754	42
*	Diamedica Therapeutics Inc.	15,764	41
*	Oncology Institute Inc.	29,068	41
*	Pro-Dex Inc.	2,523	40
*	Aveanna Healthcare Holdings Inc.	33,268	40
*,1	Durect Corp.	15,978	40
*	Cardiff Oncology Inc.	27,727	39
*	Inotiv Inc.	12,773	39
*	G1 Therapeutics Inc.	26,630	38
*	Beyond Air Inc.	16,450	38
*,1	Bioxcel Therapeutics Inc.	15,053	38
*	Absci Corp.	28,820	38
*	Omega Therapeutics Inc.	17,625	38
*	CEL–SCI Corp.	29,843	37
*	Kodiak Sciences Inc.	20,721	37
*	Rallybio Corp.	11,052	37
*	Homology Medicines Inc.	30,844	36
*	Scynexis Inc.	15,858	36
*	GeneDx Holdings Corp.	9,600	35
*	Milestone Scientific Inc.	37,457	34
*,1	SmileDirectClub Inc.	81,621	34
*	Kronos Bio Inc.	25,786	34
*	iCAD Inc.	15,565	33
*	Forian Inc.	14,566	33
*	P3 Health Partners Inc.	22,736	33
*	Shattuck Labs Inc.	21,109	32
*	Sensus Healthcare Inc.	11,106	31
*	Aquestive Therapeutics Inc.	20,542	31
*	NGM Biopharmaceuticals Inc.	29,422	31
*,1	Rani Therapeutics Holdings Inc. Class A	14,248	31
*	Movano Inc.	28,211	31
*	Personalis Inc.	24,439	30
*	Viracta Therapeutics Inc.	28,450	30
*	Syros Pharmaceuticals Inc.	7,704	30
*	Clearside Biomedical Inc.	33,371	29
*	Perspective Therapeutics Inc.	104,951	29
*	Mei Pharma Inc.	4,079	29
*	Dianthus Therapeutics Inc.	2,124	29

		Shares	Market Value ($000)
*	Adicet Bio Inc.	20,544	28
*	Century Therapeutics Inc.	13,813	28
*	Eyenovia Inc.	16,207	27
*	Design Therapeutics Inc.	11,218	26
*,1	Sonendo Inc.	34,483	26
*	Neuronetics Inc.	18,525	25
*	Theseus Pharmaceuticals Inc.	9,484	25
*	Corbus Pharmaceuticals Holdings Inc.	3,766	25
*	Co.-Diagnostics Inc.	22,364	24
*	Spero Therapeutics Inc.	19,689	24
*	Dermtech Inc.	16,722	24
*	Exagen Inc.	9,919	24
*	SELLAS Life Sciences Group Inc.	14,948	24
*,1	Outlook Therapeutics Inc.	105,871	23
*	Cue Health Inc.	51,949	23
*	Pyxis Oncology Inc.	11,615	23
*	Lensar Inc.	6,985	22
*	ElectroCore Inc.	3,704	22
*	Kinnate Biopharma Inc.	15,091	21
*	Dare Bioscience Inc.	44,843	21
*	Passage Bio Inc.	30,974	20
*	Lumos Pharma Inc.	5,932	20
*,2	Tobira Therapeutics Inc. CVR	4,500	20
*	Bolt Biotherapeutics Inc.	18,932	20
*	AIM ImmunoTech Inc.	43,668	20
*	Lantern Pharma Inc.	5,987	20
*	Curis Inc.	3,057	20
*	Matinas BioPharma Holdings Inc.	146,195	19
*	Science 37 Holdings Inc.	47,942	19
*	IRIDEX Corp.	7,102	18
*	Aligos Therapeutics Inc.	24,596	18
*	Eledon Pharmaceuticals Inc.	13,263	18
*	PepGen Inc.	3,638	18
*	BioSig Technologies Inc.	34,130	17
*	Fortress Biotech Inc.	57,880	17
*	Quince Therapeutics Inc.	14,974	17
*	TherapeuticsMD Inc.	5,486	17
*	Neoleukin Therapeutics Inc.	4,287	17
*	Werewolf Therapeutics Inc.	7,424	16
*	Alpha Teknova Inc.	5,588	16
*,1	Alaunos Therapeutics Inc.	111,142	15
*	PAVmed Inc.	51,627	15
*,1	MyMD Pharmaceuticals Inc.	26,030	15
*	Hepion Pharmaceuticals Inc.	3,104	15
*,1	Elicio Operating Co. Inc.	1,745	15
*	RayzeBio Inc.	655	15
*	Societal CDMO Inc.	29,155	14
*	Acutus Medical Inc.	19,578	14
*	Cocrystal Pharma Inc.	7,576	14
*	Strata Skin Sciences Inc.	21,171	13
*	Equillium Inc.	17,857	13
*	Genprex Inc.	32,101	13
*	Seelos Therapeutics Inc.	73,139	13
*	CareCloud Inc.	11,111	13
*	Lipocine Inc.	4,409	13
*,1	Cellectar Biosciences Inc.	4,608	12
*	Palatin Technologies Inc.	7,653	12
*	Sientra Inc.	4,467	12

		Shares	Market Value ($000)
*	Molecular Templates Inc.	1,906	12
*	Retractable Technologies Inc.	9,432	11
*	Sensei Biotherapeutics Inc.	15,072	11
*	Rain Oncology Inc.	13,141	11
*	Bright Green Corp.	26,666	11
*	Dominari Holdings Inc.	4,463	11
*	Bright Health Group Inc.	1,899	11
*,1	Evelo Biosciences Inc.	2,747	11
*	Oncocyte Corp.	3,384	11
*	Oncternal Therapeutics Inc.	34,025	10
*	Ekso Bionics Holdings Inc.	14,085	10
*	Onconova Therapeutics Inc.	14,441	10
*	Orgenesis Inc.	14,863	9
*	Telesis Bio Inc.	8,909	9
*	Sagimet Biosciences Inc. Class A	1,022	9
*,2	Spectrum Pharmaceuticals Inc. CVR	109,299	9
*	Eiger BioPharmaceuticals Inc.	25,269	8
*	Clene Inc.	16,019	8
*	Rapid Micro Biosystems Inc. Class A	7,185	8
*,1	Axcella Health Inc.	726	8
*	BrainStorm Cell Therapeutics Inc.	33,748	7
*	Singular Genomics Systems Inc.	19,503	7
*,1	SAB Biotherapeutics Inc.	10,730	7
*	Celularity Inc.	31,525	7
*	Solid Biosciences Inc.	2,867	7
*,1	Checkpoint Therapeutics Inc.	4,269	7
*	Synlogic Inc.	2,604	7
*	eFFECTOR Therapeutics Inc.	9,544	6
*	Imunon Inc.	6,172	6
*	Precipio Inc.	1,077	6
*,1	Atreca Inc. Class A	21,020	5
*,1	Impel Pharmaceuticals Inc.	12,285	5
*	Surrozen Inc.	10,142	5
*,1	Aprea Therapeutics Inc.	1,136	5
*	Neumora Therapeutics Inc.	360	5
*	Instil Bio Inc.	9,285	4
*	NRX Pharmaceuticals Inc.	17,185	4
*,2	UpHealth Inc.	4,033	4
*	Venus Concept Inc.	2,061	4
*	Turnstone Biologics Corp.	933	4
*,1	Aravive Inc.	24,509	3
*	Processa Pharmaceuticals Inc.	13,028	3
*	AcelRx Pharmaceuticals Inc.	4,532	3
*	TFF Pharmaceuticals Inc.	6,067	2
*	GT Biopharma Inc.	6,559	2
*	Nkarta Inc.	1,035	1
*,2	Synergy Pharmaceuticals Inc.	412,534	—
*,2	OmniAb Inc. 12.5 Earnout	3,939	—
*,2	OmniAb Inc. 15 Earnout	3,939	—
			3,536,718
Industrials (12.8%)
	Visa Inc. Class A	1,069,841	246,074
	Mastercard Inc. Class A	559,882	221,663
	Accenture plc Class A	420,011	128,990
	Caterpillar Inc.	339,798	92,765
	Union Pacific Corp.	405,772	82,627
	Honeywell International Inc.	442,103	81,674
	General Electric Co.	725,196	80,170

		Shares	Market Value ($000)
*	Boeing Co.	402,121	77,079
	United Parcel Service Inc. Class B (XNYS)	481,260	75,014
	RTX Corp.	970,403	69,840
	Lockheed Martin Corp.	167,591	68,538
	Deere & Co.	175,828	66,354
	Automatic Data Processing Inc.	274,281	65,987
	Eaton Corp. plc	266,211	56,777
	American Express Co.	367,997	54,901
*	Fiserv Inc.	405,978	45,859
	Illinois Tool Works Inc.	191,051	44,001
*	PayPal Holdings Inc.	732,357	42,814
	CSX Corp.	1,336,524	41,098
	Northrop Grumman Corp.	90,781	39,961
	FedEx Corp.	150,687	39,920
	Sherwin-Williams Co.	154,029	39,285
	Emerson Electric Co.	380,759	36,770
	General Dynamics Corp.	163,463	36,120
	3M Co.	368,894	34,536
	Parker-Hannifin Corp.	85,622	33,351
	Carrier Global Corp.	558,399	30,824
	Trane Technologies plc	151,813	30,804
	Norfolk Southern Corp.	151,247	29,785
	PACCAR Inc.	347,784	29,569
*	TransDigm Group Inc.	34,992	29,503
	Cintas Corp.	57,475	27,646
	Old Dominion Freight Line Inc.	65,639	26,856
	Paychex Inc.	216,335	24,950
	Johnson Controls International plc	452,503	24,078
	Capital One Financial Corp.	242,063	23,492
	Verisk Analytics Inc.	96,605	22,822
	AMETEK Inc.	153,280	22,649
	Ferguson plc	135,917	22,354
	Otis Worldwide Corp.	274,496	22,045
	L3Harris Technologies Inc.	126,346	21,999
	Fidelity National Information Services Inc.	397,664	21,979
	Rockwell Automation Inc.	76,763	21,944
	Cummins Inc.	94,298	21,543
	WW Grainger Inc.	29,961	20,728
	DuPont de Nemours Inc.	275,247	20,531
	PPG Industries Inc.	156,703	20,340
	United Rentals Inc.	45,652	20,296
	Global Payments Inc.	173,621	20,034
	Quanta Services Inc.	96,903	18,128
	Vulcan Materials Co.	88,467	17,872
	Fortive Corp.	233,393	17,308
	Ingersoll Rand Inc. (XYNS)	269,455	17,170
	Martin Marietta Materials Inc.	41,278	16,944
*	Block Inc. (XNYS)	367,182	16,251
*	Mettler-Toledo International Inc.	14,562	16,136
*	Keysight Technologies Inc.	118,857	15,726
	Equifax Inc.	82,040	15,028
	Xylem Inc.	160,341	14,596
*	Fair Isaac Corp.	15,686	13,624
	Dover Corp.	93,220	13,005
*	Teledyne Technologies Inc.	31,491	12,867
	Westinghouse Air Brake Technologies Corp.	120,071	12,760
	Howmet Aerospace Inc.	259,405	11,997
*	FleetCor Technologies Inc.	46,607	11,901

		Shares	Market Value ($000)
	Jacobs Solutions Inc.	83,485	11,396
	Expeditors International of Washington Inc.	98,675	11,311
	Hubbell Inc.	35,946	11,266
*	Waters Corp.	39,486	10,827
	IDEX Corp.	50,679	10,542
	Ball Corp.	210,921	10,500
	JB Hunt Transport Services Inc.	55,280	10,421
*	Builders FirstSource Inc.	83,656	10,414
	Textron Inc.	131,559	10,280
	Booz Allen Hamilton Holding Corp.	87,108	9,518
*	Axon Enterprise Inc.	47,559	9,464
	Packaging Corp. of America	60,205	9,244
	TransUnion	128,736	9,242
	Snap-on Inc.	35,080	8,948
	HEICO Corp. Class A	69,113	8,931
*	Trimble Inc.	165,027	8,888
	Stanley Black & Decker Inc.	102,993	8,608
	Carlisle Cos. Inc.	33,058	8,571
	Synchrony Financial	277,153	8,473
	Watsco Inc.	22,265	8,410
	Owens Corning	60,122	8,201
	Graco Inc.	112,205	8,178
*	Zebra Technologies Corp. Class A	34,464	8,152
	RPM International Inc.	85,596	8,115
	Lennox International Inc.	21,491	8,047
	Masco Corp.	149,594	7,996
	AECOM	92,697	7,698
	Nordson Corp.	34,081	7,606
	Jack Henry & Associates Inc.	48,523	7,334
*	Bill Holdings Inc.	67,264	7,303
	Pentair plc	110,620	7,163
	Crown Holdings Inc.	80,473	7,120
	Lincoln Electric Holdings Inc.	38,779	7,050
*	Saia Inc.	17,612	7,021
	EMCOR Group Inc.	31,163	6,556
	Regal Rexnord Corp.	44,351	6,337
	CH Robinson Worldwide Inc.	73,097	6,296
	Allegion plc	58,566	6,103
	Westrock Co.	169,865	6,081
	nVent Electric plc	112,144	5,943
	Advanced Drainage Systems Inc.	50,017	5,693
	Toro Co.	68,433	5,687
*	XPO Inc.	73,449	5,484
	A O Smith Corp.	82,394	5,449
	Huntington Ingalls Industries Inc.	26,494	5,420
	ITT Inc.	55,274	5,412
	AptarGroup Inc.	43,263	5,410
*	WEX Inc.	28,647	5,388
	Tetra Tech Inc.	35,282	5,364
	Fortune Brands Innovations Inc.	85,150	5,293
*	TopBuild Corp.	20,853	5,247
*	WillScot Mobile Mini Holdings Corp.	125,108	5,203
*	Paylocity Holding Corp.	28,394	5,159
	Knight-Swift Transportation Holdings Inc.	101,625	5,096
	Curtiss-Wright Corp.	25,866	5,060
	Woodward Inc.	40,458	5,027
	AGCO Corp.	42,116	4,981
	Robert Half Inc.	67,750	4,965

		Shares	Market Value ($000)
	WESCO International Inc.	34,163	4,913
	Donaldson Co. Inc.	82,258	4,906
	Cognex Corp.	114,966	4,879
*	Chart Industries Inc.	28,610	4,839
*	GXO Logistics Inc.	78,973	4,632
	Berry Global Group Inc.	74,545	4,615
*	Generac Holdings Inc.	42,091	4,586
*	Middleby Corp.	35,774	4,579
	Graphic Packaging Holding Co.	204,176	4,549
	BWX Technologies Inc.	59,866	4,489
*	Trex Co. Inc.	72,128	4,445
	Genpact Ltd.	120,129	4,349
	Simpson Manufacturing Co. Inc.	28,269	4,235
	Landstar System Inc.	23,487	4,156
	Oshkosh Corp.	43,529	4,154
	Littelfuse Inc.	16,590	4,103
	Comfort Systems USA Inc.	23,594	4,021
	Applied Industrial Technologies Inc.	25,997	4,019
*	FTI Consulting Inc.	22,523	4,018
*	Axalta Coating Systems Ltd.	148,782	4,002
	MSA Safety Inc.	25,267	3,983
	Eagle Materials Inc.	23,372	3,892
	MKS Instruments Inc.	44,436	3,845
*	Atkore Inc.	25,536	3,810
	Sensata Technologies Holding plc	100,461	3,799
	Brunswick Corp.	47,243	3,732
	Acuity Brands Inc.	21,040	3,583
	Sonoco Products Co.	65,724	3,572
*	Fluor Corp.	97,150	3,565
	Flowserve Corp.	87,966	3,498
	Allison Transmission Holdings Inc.	59,016	3,485
*	ATI Inc.	84,671	3,484
*	API Group Corp.	127,637	3,310
*	Kirby Corp.	39,383	3,261
	Western Union Co.	246,893	3,254
	Valmont Industries Inc.	13,488	3,240
	Vontier Corp.	103,198	3,191
	Sealed Air Corp.	96,939	3,185
	Watts Water Technologies Inc. Class A	18,246	3,153
	MSC Industrial Direct Co. Inc. Class A	31,893	3,130
	Maximus Inc.	41,113	3,070
*	Mohawk Industries Inc.	35,602	3,055
	Ryder System Inc.	28,382	3,035
*	MasTec Inc.	41,857	3,012
*	ExlService Holdings Inc.	103,968	2,915
	Crane Co.	32,472	2,885
*	AZEK Co. Inc.	96,451	2,868
*	Affirm Holdings Inc.	134,426	2,859
	Exponent Inc.	33,228	2,844
	Air Lease Corp.	70,382	2,774
	Badger Meter Inc.	19,159	2,756
*	Beacon Roofing Supply Inc.	35,643	2,751
	Belden Inc.	28,037	2,707
	AAON Inc.	47,256	2,687
	Esab Corp.	38,065	2,673
	MDU Resources Group Inc.	133,393	2,612
	EnerSys	27,494	2,603
	GATX Corp.	23,895	2,600

		Shares	Market Value ($000)
	Zurn Elkay Water Solutions Corp.	91,290	2,558
*	ASGN Inc.	30,558	2,496
*	Summit Materials Inc. Class A	79,728	2,483
*	Euronet Worldwide Inc.	31,227	2,479
	HB Fuller Co.	36,021	2,471
	Federal Signal Corp.	41,051	2,452
	Terex Corp.	42,540	2,451
	Louisiana-Pacific Corp.	44,024	2,433
	Insperity Inc.	24,603	2,401
	ManpowerGroup Inc.	32,658	2,394
*	Flywire Corp.	74,610	2,379
*	SPX Technologies Inc.	28,923	2,354
	Silgan Holdings Inc.	54,296	2,341
	Franklin Electric Co. Inc.	26,153	2,334
*	TriNet Group Inc.	19,680	2,292
	John Bean Technologies Corp.	21,501	2,261
	Moog Inc. Class A	19,206	2,170
	Otter Tail Corp.	28,449	2,160
*	AMN Healthcare Services Inc.	25,272	2,153
	Herc Holdings Inc.	17,583	2,091
*	Shift4 Payments Inc. Class A	37,505	2,077
	Armstrong World Industries Inc.	28,804	2,074
	Brink's Co.	28,267	2,053
*	Verra Mobility Corp.	109,373	2,045
*	Remitly Global Inc.	80,191	2,022
	Hillenbrand Inc.	47,595	2,014
	FTAI Aviation Ltd.	56,335	2,003
*	Core & Main Inc. Class A	68,542	1,977
	Matson Inc.	22,258	1,975
	Installed Building Products Inc.	15,637	1,953
	Encore Wire Corp.	10,695	1,951
*	AeroVironment Inc.	17,224	1,921
	HEICO Corp.	11,684	1,892
*	Marqeta Inc. Class A	313,953	1,877
	CSW Industrials Inc.	10,383	1,820
	Crane NXT Co.	32,472	1,804
	ESCO Technologies Inc.	17,096	1,786
	Kadant Inc.	7,887	1,779
*	Itron Inc.	29,231	1,771
*	Bloom Energy Corp. Class A	132,066	1,751
	Albany International Corp. Class A	20,196	1,743
	EnPro Industries Inc.	14,248	1,727
*	O-I Glass Inc.	103,048	1,724
*	GMS Inc.	26,923	1,722
*	Dycom Industries Inc.	19,051	1,696
	Korn Ferry	35,706	1,694
	ABM Industries Inc.	42,253	1,691
*	Knife River Corp.	34,613	1,690
	UniFirst Corp.	10,340	1,686
	EVERTEC Inc.	45,210	1,681
*	CBIZ Inc.	31,478	1,634
	McGrath RentCorp	16,300	1,634
*	Alight Inc. Class A	227,851	1,615
	Brady Corp. Class A	29,059	1,596
	ArcBest Corp.	15,492	1,575
*	ACI Worldwide Inc.	68,960	1,556
*	RXO Inc.	78,761	1,554
*	MYR Group Inc.	11,527	1,553

		Shares	Market Value ($000)
*	Hub Group Inc. Class A	19,554	1,536
*	Resideo Technologies Inc.	95,827	1,514
	ICF International Inc.	12,487	1,509
	Werner Enterprises Inc.	38,312	1,492
*	Joby Aviation Inc.	229,930	1,483
*	Modine Manufacturing Co.	32,293	1,477
	ADT Inc.	238,755	1,433
	Veritiv Corp.	8,384	1,416
*	Gibraltar Industries Inc.	20,893	1,410
*	Masonite International Corp.	14,927	1,392
*	Mercury Systems Inc.	37,014	1,373
	Kennametal Inc.	54,849	1,365
	Mueller Water Products Inc. Class A	107,014	1,357
*	Sterling Infrastructure Inc.	18,417	1,353
	Trinity Industries Inc.	55,583	1,353
*	AAR Corp.	22,255	1,325
	International Seaways Inc.	28,661	1,290
*	Kratos Defense & Security Solutions Inc.	84,867	1,275
*	Huron Consulting Group Inc.	12,086	1,259
	Helios Technologies Inc.	22,120	1,227
	Forward Air Corp.	17,731	1,219
*	Hayward Holdings Inc.	86,299	1,217
	Alamo Group Inc.	6,965	1,204
	Standex International Corp.	8,184	1,192
*	Spirit AeroSystems Holdings Inc. Class A	73,122	1,180
	Griffon Corp.	29,492	1,170
	Primoris Services Corp.	35,682	1,168
	Greif Inc. Class A	17,445	1,166
	Bread Financial Holdings Inc.	33,502	1,146
	Granite Construction Inc.	29,933	1,138
	Barnes Group Inc.	33,140	1,126
*	OSI Systems Inc.	9,371	1,106
*	Aurora Innovation Inc.	465,807	1,095
*	PGT Innovations Inc.	39,130	1,086
	Patrick Industries Inc.	14,015	1,052
*	Hillman Solutions Corp.	127,178	1,049
*	Gates Industrial Corp. plc	90,004	1,045
*,1	Enovix Corp.	82,793	1,039
*	Masterbrand Inc.	85,069	1,034
*	Payoneer Global Inc.	166,561	1,019
*	AvidXchange Holdings Inc.	105,906	1,004
*	Donnelley Financial Solutions Inc.	17,471	983
*	Construction Partners Inc. Class A	26,330	963
	Tennant Co.	12,963	961
*	Air Transport Services Group Inc.	45,684	953
	Enerpac Tool Group Corp.	35,260	932
	H&E Equipment Services Inc.	21,434	926
*	Vicor Corp.	15,479	912
*	Legalzoom.com Inc.	83,273	911
*	Mirion Technologies Inc.	119,087	890
	Lindsay Corp.	7,356	866
*	NV5 Global Inc.	8,784	845
*	CoreCivic Inc.	73,790	830
*,1	Nikola Corp.	517,927	813
*	American Woodmark Corp.	10,668	807
	Kforce Inc.	13,498	805
	Greenbrier Cos. Inc.	20,106	804
*	Rocket Lab USA Inc.	182,365	799

		Shares	Market Value ($000)
	Marten Transport Ltd.	40,284	794
*	CIRCOR International Inc.	13,776	768
	Schneider National Inc. Class B	26,924	746
*	Cimpress plc	10,377	727
	AZZ Inc.	15,672	714
	Astec Industries Inc.	14,990	706
	TriMas Corp.	28,333	702
*	JELD-WEN Holding Inc.	52,294	699
*	Energy Recovery Inc.	32,726	694
	Wabash National Corp.	32,081	678
	Apogee Enterprises Inc.	14,390	677
	Columbus McKinnon Corp.	18,897	660
*	Thermon Group Holdings Inc.	23,090	634
	Chase Corp.	4,896	623
*	Cross Country Healthcare Inc.	24,857	616
*	Janus International Group Inc.	55,965	599
*	Leonardo DRS Inc.	35,211	588
	Quanex Building Products Corp.	20,720	584
*,1	Symbotic Inc.	17,155	573
*,1	Archer Aviation Inc. Class A	104,661	530
*	Montrose Environmental Group Inc.	17,944	525
*,1	PureCycle Technologies Inc.	92,711	520
	First Advantage Corp.	37,156	512
	Deluxe Corp.	26,435	499
*	ZipRecruiter Inc. Class A	41,212	494
	Napco Security Technologies Inc.	22,084	491
*	Transcat Inc.	4,995	489
*	BlueLinx Holdings Inc.	5,916	486
*	Proto Labs Inc.	18,265	482
*	Titan International Inc.	35,420	476
	Douglas Dynamics Inc.	15,634	472
*	SP Plus Corp.	13,055	471
	Gorman-Rupp Co.	14,174	466
	Powell Industries Inc.	5,600	464
*	Ducommun Inc.	10,493	457
*	Green Dot Corp. Class A	32,065	447
	VSE Corp.	8,731	440
*	CryoPort Inc.	31,264	429
	Myers Industries Inc.	23,354	419
	CRA International Inc.	4,137	417
	Insteel Industries Inc.	12,847	417
	Heartland Express Inc.	28,178	414
*	Repay Holdings Corp.	53,054	403
*,1	Virgin Galactic Holdings Inc.	223,513	402
*	V2X Inc.	7,758	401
*	Aspen Aerogels Inc.	45,965	395
	Barrett Business Services Inc.	4,348	392
*	Triumph Group Inc.	50,771	389
	Kaman Corp.	19,711	387
*	Conduent Inc.	110,060	383
	Kelly Services Inc. Class A	20,712	377
*	Franklin Covey Co.	8,643	371
	Pitney Bowes Inc.	122,407	370
*	International Money Express Inc.	21,778	369
	Ennis Inc.	17,315	367
	Mesa Laboratories Inc.	3,399	357
	Argan Inc.	7,717	351
	Heidrick & Struggles International Inc.	13,509	338

		Shares	Market Value ($000)
	Allient Inc.	10,898	337
*	Titan Machinery Inc.	12,688	337
	TTEC Holdings Inc.	12,779	335
*	DXP Enterprises Inc.	9,402	329
*	Great Lakes Dredge & Dock Corp.	40,776	325
*	IES Holdings Inc.	4,930	325
	United States Lime & Minerals Inc.	1,592	320
	Shyft Group Inc.	21,374	320
	Resources Connection Inc.	21,381	319
	Hyster-Yale Materials Handling Inc.	7,142	318
*	I3 Verticals Inc. Class A	14,839	314
	REV Group Inc.	19,601	314
*	TrueBlue Inc.	21,435	314
*	Manitowoc Co. Inc.	20,774	313
*	Evolv Technologies Holdings Inc.	64,297	312
*	Hudson Technologies Inc.	23,217	309
*	Target Hospitality Corp.	19,278	306
*	Vishay Precision Group Inc.	9,031	303
	Cadre Holdings Inc.	11,279	301
	LSI Industries Inc.	18,908	300
	Cass Information Systems Inc.	8,004	298
*	Aersale Corp.	19,925	298
*	Astronics Corp.	18,393	292
*	Sterling Check Corp.	22,976	290
*	CECO Environmental Corp.	18,094	289
	National Presto Industries Inc.	3,924	284
*	Blue Bird Corp.	13,070	279
*	Custom Truck One Source Inc.	42,513	264
	Eagle Bulk Shipping Inc.	5,976	251
*	Forrester Research Inc.	8,441	244
*,1	Desktop Metal Inc. Class A	167,096	244
	FTAI Infrastructure Inc.	74,858	241
*	Cantaloupe Inc.	38,378	240
	Miller Industries Inc.	6,057	238
*	Bowman Consulting Group Ltd.	8,369	235
*	Distribution Solutions Group Inc.	8,504	221
*	Overseas Shipholding Group Inc. Class A	49,959	219
*,1	Microvast Holdings Inc.	108,265	205
*	TaskUS Inc. Class A	19,113	198
*	BrightView Holdings Inc.	25,317	196
*	FARO Technologies Inc.	12,657	193
*	Tutor Perini Corp.	24,689	193
*	Concrete Pumping Holdings Inc.	22,106	190
*,1	Atmus Filtration Technologies Inc.	8,593	179
*	Willdan Group Inc.	8,638	176
*	Paymentus Holdings Inc. Class A	10,632	176
*,1	Eos Energy Enterprises Inc.	81,245	175
*	Limbach Holdings Inc.	5,334	169
*	Daseke Inc.	32,052	164
*	Commercial Vehicle Group Inc.	21,010	163
	Pactiv Evergreen Inc.	20,016	163
*	Radiant Logistics Inc.	28,389	160
	Park Aerospace Corp.	10,255	159
*	Core Molding Technologies Inc.	5,479	156
*	TuSimple Holdings Inc. Class A	100,233	156
*	Ranpak Holdings Corp.	28,481	155
*	Advantage Solutions Inc.	53,753	153
*	Graham Corp.	9,026	150

		Shares	Market Value ($000)
*	L B Foster Co. Class A	7,870	149
*	Babcock & Wilcox Enterprises Inc.	34,947	147
*,1	Velo3D Inc.	94,353	147
*	Orion Group Holdings Inc.	27,064	145
	Park-Ohio Holdings Corp.	7,053	140
*	Gencor Industries Inc.	9,715	137
*	Iteris Inc.	33,154	137
*	Rekor Systems Inc.	47,989	135
	Information Services Group Inc.	30,277	133
*	Quad/Graphics Inc.	26,173	132
	Covenant Logistics Group Inc.	2,988	131
*	Twin Disc Inc.	9,394	129
*	Acacia Research Corp.	35,109	128
*	Atlanticus Holdings Corp.	4,164	126
*,1	Danimer Scientific Inc.	58,942	122
	PFSweb Inc.	15,856	118
	Universal Logistics Holdings Inc.	4,679	118
*	Luna Innovations Inc.	19,734	116
*	Performant Financial Corp.	51,043	115
*	SoundThinking Inc.	6,306	113
	Hurco Cos. Inc.	5,040	113
*	CS Disco Inc.	16,686	111
*	Hireright Holdings Corp.	11,620	111
*,1	Blade Air Mobility Inc.	41,940	109
*	DHI Group Inc.	34,401	105
*	Markforged Holding Corp.	71,461	104
*	Hyliion Holdings Corp.	84,365	100
	Karat Packaging Inc.	4,292	99
	Kronos Worldwide Inc.	12,662	98
	ARC Document Solutions Inc.	30,422	97
*,1	Tingo Group Inc.	94,891	97
*	EVI Industries Inc.	3,692	92
*	Willis Lease Finance Corp.	1,962	83
*	Mistras Group Inc.	15,007	82
	BGSF Inc.	8,582	82
*	BlackSky Technology Inc.	67,765	79
	Hirequest Inc.	4,907	76
*	VirTra Inc.	13,519	75
*	PAM Transportation Services Inc.	3,326	72
*	Paysign Inc.	34,843	68
*	DLH Holdings Corp.	5,768	67
*	Moneylion Inc.	3,090	67
*	CPI Card Group Inc.	3,492	65
*,1	Hyzon Motors Inc.	51,124	64
*	Mayville Engineering Co. Inc.	5,637	62
*,1	Amprius Technologies Inc.	13,135	62
*	Hudson Global Inc.	2,857	55
*	Alpha Pro Tech Ltd.	12,073	52
*	Smith-Midland Corp.	2,675	51
*	Terran Orbital Corp.	56,410	47
*	374Water Inc.	36,898	46
*	Spire Global Inc.	9,336	46
*	FreightCar America Inc.	16,584	44
*,1	Workhorse Group Inc.	100,038	41
*,1	INNOVATE Corp.	25,298	41
	Frequency Electronics Inc.	5,508	38
*	SKYX Platforms Corp.	27,010	38
*,1	Wrap Technologies Inc.	24,753	37

		Shares	Market Value ($000)
*	LightPath Technologies Inc. Class A	25,635	37
*	Skillsoft Corp.	40,845	36
*	Redwire Corp.	11,752	34
*	RCM Technologies Inc.	1,578	31
*	StarTek Inc.	8,991	29
*	Usio Inc.	16,474	29
*	Innovative Solutions & Support Inc.	3,690	28
*	Hydrofarm Holdings Group Inc.	23,262	28
*	Orion Energy Systems Inc.	20,324	26
*	Byrna Technologies Inc.	11,420	26
*	RF Industries Ltd.	8,155	25
*	BM Technologies Inc.	12,201	24
*	Izea Worldwide Inc.	10,892	24
*	ClearSign Technologies Corp.	20,576	22
*	AEye Inc.	63,833	13
*,1	View Inc.	1,586	12
*	Xos Inc.	30,722	11
*	Mega Matrix Corp.	12,430	11
*	Biotricity Inc.	4,383	9
*,1	Astra Space Inc.	4,370	8
*	Sarcos Technology & Robotics Corp.	8,758	7
*	AgEagle Aerial Systems Inc.	23,558	4
*	Nuvve Holding Corp.	10,269	3
*	Momentus Inc.	165	—
			3,576,003
Other (0.0%)[3]
*,2	Lubys Inc.	14,037	11
*,2	Omthera Pharmaceuticals Inc. CVR	31,662	8
*,2	Strongbridge Biopharm CVR	45,385	8
*,2	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,2	Aduro Biotech Inc. CVR	11,427	2
*,2	Adamas Pharmaceuticals Inc. CVR 2024	30,505	2
*,2	Adamas Pharmaceuticals Inc. CVR 2025	30,505	2
*,2	miRagen Therapeutics Inc. CVR	67,673	1
*,2	SRAX Inc.	7,380	1
*,2	Surface Oncology Inc. CVR	15,512	1
*,2	Spirit MTA REIT	58,489	—
*,1,2	Gemini Therapeutics Inc. CVR	33,435	—
*,1,2	Next Bridge Hydrocarbons Inc.	49,663	—
*,2	Sesen Bio Inc. CVR	143,290	—
*,2	Magenta Therapeutics Inc. CVR	33,990	—
			39
Real Estate (2.9%)
	Prologis Inc.	615,778	69,096
	American Tower Corp.	310,730	51,100
	Equinix Inc.	62,316	45,258
	Welltower Inc.	345,705	28,320
	Public Storage	105,239	27,733
	Crown Castle Inc.	289,246	26,619
	Digital Realty Trust Inc.	201,880	24,432
	Realty Income Corp.	470,604	23,502
	Simon Property Group Inc.	207,420	22,408
*	CoStar Group Inc.	272,742	20,971
	VICI Properties Inc.	673,433	19,597
	Extra Space Storage Inc.	141,042	17,148
	AvalonBay Communities Inc.	94,531	16,235
	Weyerhaeuser Co.	487,194	14,937

		Shares	Market Value ($000)
	SBA Communications Corp.	72,502	14,513
*	CBRE Group Inc. Class A	195,373	14,430
	Equity Residential	239,491	14,061
	Invitation Homes Inc.	407,688	12,920
	Alexandria Real Estate Equities Inc.	115,358	11,547
	Iron Mountain Inc.	193,192	11,485
	Ventas Inc.	267,818	11,283
	Mid-America Apartment Communities Inc.	77,995	10,034
	Sun Communities Inc.	82,915	9,812
	Essex Property Trust Inc.	42,975	9,115
	UDR Inc.	218,004	7,776
	WP Carey Inc.	141,529	7,654
	Gaming and Leisure Properties Inc.	167,650	7,636
	Host Hotels & Resorts Inc.	471,406	7,575
	Regency Centers Corp.	122,594	7,287
	Kimco Realty Corp.	413,841	7,279
	Equity LifeStyle Properties Inc.	111,378	7,096
	American Homes 4 Rent Class A	204,886	6,903
	Camden Property Trust	71,689	6,780
	Healthpeak Properties Inc.	361,473	6,637
	Rexford Industrial Realty Inc.	126,502	6,243
	CubeSmart	149,332	5,694
	Boston Properties Inc.	94,523	5,622
	Americold Realty Trust Inc.	181,238	5,511
	Omega Healthcare Investors Inc.	162,397	5,385
	EastGroup Properties Inc.	30,662	5,106
	Federal Realty Investment Trust	54,321	4,923
	Lamar Advertising Co. Class A	57,741	4,820
*	Zillow Group Inc. Class C	98,248	4,535
*	Jones Lang LaSalle Inc.	31,496	4,447
	NNN REIT Inc.	122,596	4,333
	First Industrial Realty Trust Inc.	88,673	4,220
	Brixmor Property Group Inc.	198,669	4,128
	STAG Industrial Inc.	118,985	4,106
	Healthcare Realty Trust Inc.	253,147	3,866
	Agree Realty Corp.	65,363	3,611
	Terreno Realty Corp.	56,845	3,229
	Ryman Hospitality Properties Inc.	38,653	3,219
	Kite Realty Group Trust	149,837	3,210
	Spirit Realty Capital Inc.	94,539	3,170
	Apartment Income REIT Corp.	98,749	3,032
	Rayonier Inc.	99,680	2,837
	Phillips Edison & Co. Inc.	78,936	2,648
	Vornado Realty Trust	112,572	2,553
	Kilroy Realty Corp.	78,565	2,483
	PotlatchDeltic Corp.	53,841	2,444
	Sabra Health Care REIT Inc.	157,343	2,193
	Medical Properties Trust Inc.	398,046	2,169
	Essential Properties Realty Trust Inc.	99,484	2,152
	Independence Realty Trust Inc.	152,257	2,142
	Apple Hospitality REIT Inc.	138,893	2,131
	Cousins Properties Inc.	103,539	2,109
	EPR Properties	50,349	2,091
	DigitalBridge Group Inc.	112,757	1,982
	Physicians Realty Trust	160,997	1,963
	COPT Defense Properties	76,474	1,822
	Broadstone Net Lease Inc.	126,505	1,809
	LXP Industrial Trust	194,551	1,731

		Shares	Market Value ($000)
	National Storage Affiliates Trust	52,920	1,680
	Park Hotels & Resorts Inc.	131,786	1,624
	SL Green Realty Corp.	43,267	1,614
*	Howard Hughes Holdings Inc.	21,528	1,596
	Macerich Co.	143,276	1,563
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	71,965	1,526
	Tanger Factory Outlet Centers Inc.	66,603	1,505
	Highwoods Properties Inc.	70,620	1,455
	St. Joe Co.	26,305	1,429
	Innovative Industrial Properties Inc.	18,774	1,420
	SITE Centers Corp.	115,121	1,419
	CareTrust REIT Inc.	66,620	1,366
	Douglas Emmett Inc.	105,159	1,342
	Sunstone Hotel Investors Inc.	143,054	1,338
	National Health Investors Inc.	25,946	1,333
*	Zillow Group Inc. Class A	28,811	1,290
	Four Corners Property Trust Inc.	57,747	1,281
	Equity Commonwealth	65,610	1,205
	Global Net Lease Inc.	121,810	1,171
	Urban Edge Properties	75,493	1,152
	DiamondRock Hospitality Co.	139,017	1,116
	Pebblebrook Hotel Trust	79,516	1,081
	JBG SMITH Properties	73,721	1,066
	Retail Opportunity Investments Corp.	85,850	1,063
	Kennedy-Wilson Holdings Inc.	71,937	1,060
	RLJ Lodging Trust	105,452	1,032
	InvenTrust Properties Corp.	42,190	1,005
	Outfront Media Inc.	98,791	998
*	Cushman & Wakefield plc	123,391	940
	Acadia Realty Trust	64,636	928
	Veris Residential Inc.	55,856	922
*	Opendoor Technologies Inc.	342,130	903
	LTC Properties Inc.	28,025	900
	Service Properties Trust	115,936	892
	Xenia Hotels & Resorts Inc.	75,029	884
	Getty Realty Corp.	31,219	866
[1]	eXp World Holdings Inc.	53,058	862
	Alexander & Baldwin Inc.	47,282	791
	Elme Communities	57,599	786
	Uniti Group Inc.	154,821	731
	Empire State Realty Trust Inc. Class A	90,486	727
	Easterly Government Properties Inc.	60,381	690
	RPT Realty	64,843	685
*	Apartment Investment and Management Co. Class A	100,573	684
	NETSTREIT Corp.	43,117	672
*	Compass Inc. Class A	227,161	659
	Plymouth Industrial REIT Inc.	30,148	632
	Hudson Pacific Properties Inc.	93,473	622
	Safehold Inc.	34,689	617
	American Assets Trust Inc.	31,414	611
*	GEO Group Inc.	74,543	610
	UMH Properties Inc.	42,695	599
	Paramount Group Inc.	126,393	584
	Newmark Group Inc. Class A	86,020	553
	Centerspace	8,471	510
	Marcus & Millichap Inc.	17,332	509
	Brandywine Realty Trust	108,457	492
	NexPoint Residential Trust Inc.	14,507	467

		Shares	Market Value ($000)
*	Redfin Corp.	66,169	466
	Armada Hoffler Properties Inc.	42,862	439
*	Anywhere Real Estate Inc.	66,892	430
	Piedmont Office Realty Trust Inc. Class A	71,959	404
	Summit Hotel Properties Inc.	68,662	398
	Peakstone Realty Trust REIT	23,506	391
	Universal Health Realty Income Trust	9,401	380
	Global Medical REIT Inc.	42,151	378
	Ares Commercial Real Estate Corp.	39,478	376
	Community Healthcare Trust Inc.	12,472	370
[1]	Farmland Partners Inc.	32,368	332
	Chatham Lodging Trust	33,089	317
	Whitestone REIT	32,634	314
	Saul Centers Inc.	8,496	300
	Gladstone Commercial Corp.	24,306	296
*	Forestar Group Inc.	10,867	293
	RMR Group Inc. Class A	10,594	260
*	Tejon Ranch Co.	15,750	255
	Diversified Healthcare Trust	130,647	253
	Alexander's Inc.	1,287	235
	Gladstone Land Corp.	16,168	230
	Hersha Hospitality Trust Class A	23,243	229
	CBL & Associates Properties Inc.	10,526	221
	Orion Office REIT Inc.	37,533	196
*	FRP Holdings Inc.	3,443	186
	CTO Realty Growth Inc.	11,379	184
*	Seritage Growth Properties Class A	23,441	181
	Bridge Investment Group Holdings Inc. Class A	18,625	171
	One Liberty Properties Inc.	8,824	167
	Postal Realty Trust Inc. Class A	12,021	162
*	Stratus Properties Inc.	5,338	146
	BRT Apartments Corp.	7,749	134
	Industrial Logistics Properties Trust	43,462	126
	Office Properties Income Trust	30,586	125
	Braemar Hotels & Resorts Inc.	44,461	123
	Franklin Street Properties Corp.	62,401	115
*	Maui Land & Pineapple Co. Inc.	7,827	104
	Douglas Elliman Inc.	45,623	103
*	Star Holdings	8,255	103
	Modiv Industrial Inc.	6,088	102
	Alpine Income Property Trust Inc.	6,005	98
	City Office REIT Inc.	21,923	93
	RE/MAX Holdings Inc. Class A	6,897	89
	Clipper Realty Inc.	14,188	73
*	Offerpad Solutions Inc.	5,864	57
	Creative Media & Community Trust Corp.	13,505	55
*	Ashford Hospitality Trust Inc.	20,163	48
	Global Self Storage Inc.	8,627	42
*	Sotherly Hotels Inc.	18,957	32
*	Bluerock Homes Trust Inc.	2,283	29
*	Altisource Portfolio Solutions SA	7,037	28
*	Rafael Holdings Inc. Class B	13,424	25
*	Fathom Holdings Inc.	5,453	22
*,1	WeWork Inc. Class A	4,851	15
*,1	American Strategic Investment Co.	925	8
			797,615
Technology (29.6%)
	Apple Inc.	9,894,928	1,694,111

		Shares	Market Value ($000)
	Microsoft Corp.	4,949,896	1,562,930
	NVIDIA Corp.	1,563,350	680,042
*	Alphabet Inc. Class A	3,950,496	516,962
*	Meta Platforms Inc. Class A	1,480,873	444,573
*	Alphabet Inc. Class C	3,287,666	433,479
	Broadcom Inc.	274,910	228,335
*	Adobe Inc.	303,721	154,867
*	Salesforce Inc.	616,521	125,018
	Oracle Corp.	1,085,142	114,938
*	Advanced Micro Devices Inc.	1,076,811	110,718
	Intel Corp.	2,790,827	99,214
	Texas Instruments Inc.	604,132	96,063
	Intuit Inc.	177,295	90,587
	International Business Machines Corp.	606,197	85,049
	QUALCOMM Inc.	743,384	82,560
	Applied Materials Inc.	557,122	77,134
*	ServiceNow Inc.	135,936	75,983
	Analog Devices Inc.	331,825	58,099
	Lam Research Corp.	88,269	55,324
	Micron Technology Inc.	730,204	49,676
*	Palo Alto Networks Inc.	203,893	47,801
*	Synopsys Inc.	101,361	46,522
*	Cadence Design Systems Inc.	181,229	42,462
	KLA Corp.	91,060	41,766
	Roper Technologies Inc.	70,984	34,376
	Amphenol Corp. Class A	397,372	33,375
	Marvell Technology Inc.	573,966	31,069
*	Workday Inc. Class A	138,212	29,695
*	Autodesk Inc.	142,517	29,488
	Microchip Technology Inc.	362,771	28,314
*	Snowflake Inc. Class A	184,900	28,247
*	ON Semiconductor Corp.	287,845	26,755
*	VMware Inc. Class A	157,678	26,250
*	Fortinet Inc.	445,280	26,129
	TE Connectivity Ltd.	209,206	25,843
*	Crowdstrike Holdings Inc. Class A	141,514	23,687
	Cognizant Technology Solutions Corp. Class A	336,054	22,764
*	Palantir Technologies Inc. Class A	1,298,888	20,782
*	Atlassian Corp. Ltd. Class A	102,405	20,636
	CDW Corp.	89,002	17,957
*	ANSYS Inc.	57,957	17,245
*	Gartner Inc.	49,827	17,121
*	Splunk Inc.	112,703	16,483
*	Datadog Inc. Class A	180,004	16,397
*	HubSpot Inc.	31,769	15,646
	Corning Inc.	513,376	15,643
*	DoorDash Inc. Class A	195,744	15,556
*	MongoDB Inc.	44,809	15,498
	HP Inc.	593,371	15,250
	Hewlett Packard Enterprise Co.	866,082	15,044
	Monolithic Power Systems Inc.	30,379	14,035
*	VeriSign Inc.	58,394	11,827
*	Cloudflare Inc. Class A	186,009	11,726
*	PTC Inc.	78,736	11,155
	Dell Technologies Inc. Class C	159,297	10,976
*	Tyler Technologies Inc.	28,149	10,869
*	Akamai Technologies Inc.	101,528	10,817
*	Zoom Video Communications Inc. Class A	153,427	10,731

		Shares	Market Value ($000)
	NetApp Inc.	140,997	10,699
	Skyworks Solutions Inc.	106,164	10,467
	Jabil Inc.	82,303	10,443
*	Pinterest Inc. Class A	385,515	10,420
	Teradyne Inc.	103,015	10,349
*	EPAM Systems Inc.	38,776	9,915
*	Western Digital Corp.	213,683	9,750
	Entegris Inc.	100,636	9,451
*	Zscaler Inc.	58,076	9,036
	Paycom Software Inc.	33,945	8,801
	Seagate Technology Holdings plc	130,996	8,639
	Leidos Holdings Inc.	92,076	8,486
	Vertiv Holdings Co.	227,834	8,475
*	Okta Inc.	103,954	8,473
*	Manhattan Associates Inc.	41,257	8,155
*	Super Micro Computer Inc.	29,485	8,085
*	Lattice Semiconductor Corp.	92,380	7,938
	Bentley Systems Inc. Class B	150,936	7,571
	SS&C Technologies Holdings Inc.	140,890	7,402
*	Dynatrace Inc.	157,035	7,338
*	Match Group Inc.	186,705	7,314
*	GoDaddy Inc. Class A	97,381	7,253
*	Pure Storage Inc. Class A	194,623	6,932
*	Ceridian HCM Holding Inc.	99,842	6,774
*	Twilio Inc. Class A	114,450	6,699
	Gen Digital Inc. (XNGS)	365,421	6,461
*	F5 Inc.	39,331	6,338
*	Qorvo Inc.	64,745	6,181
*	Snap Inc. Class A	691,643	6,163
*	DocuSign Inc.	133,615	5,612
*	Unity Software Inc.	177,069	5,558
*	Nutanix Inc. Class A	156,077	5,444
	National Instruments Corp.	88,470	5,275
	KBR Inc.	89,420	5,270
*	AppLovin Corp. Class A	127,502	5,095
*	Guidewire Software Inc.	55,078	4,957
*	Toast Inc. Class A	257,385	4,821
*	CACI International Inc. Class A	15,103	4,741
	Universal Display Corp.	29,733	4,668
*	Arrow Electronics Inc.	37,241	4,664
*	Dropbox Inc. Class A	166,860	4,544
*	Elastic NV	52,734	4,284
*	Onto Innovation Inc.	32,441	4,137
*	SPS Commerce Inc.	24,151	4,120
*	UiPath Inc. Class A	236,640	4,049
*	Rambus Inc.	71,693	4,000
*	Fabrinet	23,709	3,950
*	Aspen Technology Inc.	19,305	3,943
*	ZoomInfo Technologies Inc.	237,941	3,902
	Science Applications International Corp.	35,834	3,782
*	Procore Technologies Inc.	55,992	3,657
*	Confluent Inc. Class A	118,798	3,518
*	Axcelis Technologies Inc.	21,358	3,482
*	Qualys Inc.	22,763	3,473
*	Tenable Holdings Inc.	77,458	3,470
*	Smartsheet Inc. Class A	85,525	3,460
*	Novanta Inc.	23,647	3,392
*	Insight Enterprises Inc.	23,238	3,381

		Shares	Market Value ($000)
*	Workiva Inc.	32,311	3,274
*	Coherent Corp.	99,126	3,236
*	Wolfspeed Inc.	82,769	3,154
	Dolby Laboratories Inc. Class A	39,738	3,150
*	New Relic Inc.	36,597	3,133
	TD SYNNEX Corp.	30,765	3,072
*	Five9 Inc.	47,088	3,028
*	Teradata Corp.	66,357	2,987
	Power Integrations Inc.	38,571	2,943
*	MACOM Technology Solutions Holdings Inc.	35,550	2,900
	Avnet Inc.	59,848	2,884
*	DXC Technology Co.	136,359	2,840
*	Cirrus Logic Inc.	37,129	2,746
	Advanced Energy Industries Inc.	25,788	2,659
*	Blackbaud Inc.	36,097	2,538
*	SentinelOne Inc. Class A	150,363	2,535
*	IAC Inc.	49,793	2,509
*	Gitlab Inc. Class A	54,113	2,447
*	Silicon Laboratories Inc.	20,651	2,393
*	Freshworks Inc. Class A	119,292	2,376
*	Samsara Inc. Class A	94,224	2,375
*	Kyndryl Holdings Inc.	156,132	2,358
*	Appfolio Inc. Class A	12,834	2,344
*	NCR Corp.	86,484	2,333
	Concentrix Corp.	28,841	2,310
*	Synaptics Inc.	25,821	2,309
*	Diodes Inc.	28,652	2,259
*	MicroStrategy Inc. Class A	6,784	2,227
*	Box Inc. Class A	91,385	2,212
*	Altair Engineering Inc. Class A	34,921	2,185
*	DoubleVerify Holdings Inc.	77,877	2,177
*	Varonis Systems Inc.	67,324	2,056
	Vishay Intertechnology Inc.	81,773	2,021
*	IPG Photonics Corp.	19,471	1,977
*	Blackline Inc.	35,487	1,968
*	Alarm.com Holdings Inc.	31,916	1,951
*	Sanmina Corp.	35,694	1,937
*	CommVault Systems Inc.	28,624	1,935
*	Ziff Davis Inc.	29,718	1,893
	Dun & Bradstreet Holdings Inc.	184,883	1,847
*	FormFactor Inc.	51,949	1,815
*	Yelp Inc.	42,954	1,786
*,1	C3.ai Inc. Class A	68,034	1,736
*	CCC Intelligent Solutions Holdings Inc.	129,135	1,724
*	Rapid7 Inc.	37,225	1,704
*	Plexus Corp.	18,256	1,697
*	Rogers Corp.	12,594	1,656
	Amkor Technology Inc.	73,120	1,653
*	IonQ Inc.	109,083	1,623
*	RingCentral Inc. Class A	53,197	1,576
*,1	Braze Inc. Class A	32,383	1,513
	Progress Software Corp.	28,503	1,499
*	Allegro MicroSystems Inc.	45,943	1,467
*	Alteryx Inc. Class A	38,600	1,455
*	Sprout Social Inc. Class A	29,171	1,455
*	Fastly Inc. Class A	75,779	1,453
*	Parsons Corp.	26,564	1,444
*	HashiCorp Inc. Class A	61,931	1,414

		Shares	Market Value ($000)
*	nCino Inc.	44,236	1,407
*	Envestnet Inc.	31,535	1,389
*	Sitime Corp.	11,537	1,318
*	Perficient Inc.	22,648	1,310
*	Ambarella Inc.	24,447	1,296
*	NetScout Systems Inc.	45,742	1,282
*	Appian Corp. Class A	27,677	1,262
*	JFrog Ltd.	49,739	1,261
*	PagerDuty Inc.	55,199	1,241
*	LiveRamp Holdings Inc.	42,777	1,234
*	Q2 Holdings Inc.	37,927	1,224
	Pegasystems Inc.	27,210	1,181
*	Schrodinger Inc.	40,485	1,145
	Clear Secure Inc. Class A	59,318	1,129
*	Credo Technology Group Holding Ltd.	73,858	1,126
*	Cargurus Inc.	64,165	1,124
*	Semtech Corp.	43,375	1,117
*	ePlus Inc.	17,460	1,109
	Xerox Holdings Corp.	70,641	1,108
*	MaxLinear Inc.	48,538	1,080
*	Cohu Inc.	30,757	1,059
	CSG Systems International Inc.	20,117	1,028
*	PROS Holdings Inc.	29,631	1,026
*	Squarespace Inc. Class A	34,791	1,008
*	Asana Inc. Class A	54,357	995
*	Bumble Inc. Class A	65,847	982
*	Veeco Instruments Inc.	34,501	970
*	DigitalOcean Holdings Inc.	39,927	959
*	Verint Systems Inc.	41,439	953
*	Paycor HCM Inc.	41,050	937
*	Sprinklr Inc. Class A	66,058	914
*	Veradigm Inc.	68,077	895
*	Ultra Clean Holdings Inc.	30,059	892
	CTS Corp.	21,171	884
*	Agilysys Inc.	13,340	883
*	Upwork Inc.	77,008	875
*	Jamf Holding Corp.	49,062	866
*	TTM Technologies Inc.	65,275	841
*	Aehr Test Systems	17,471	798
*	Impinj Inc.	14,101	776
*	Photronics Inc.	38,305	774
*	Zuora Inc. Class A	93,185	768
*	Zeta Global Holdings Corp. Class A	89,273	745
*	SMART Global Holdings Inc.	30,423	741
	Adeia Inc.	66,422	709
*	Vertex Inc. Class A	30,012	693
	A10 Networks Inc.	45,556	685
*	PDF Solutions Inc.	20,937	678
*	Magnite Inc.	89,502	675
*	PAR Technology Corp.	17,488	674
*	E2open Parent Holdings Inc.	145,740	662
*	Everbridge Inc.	29,490	661
*	Ichor Holdings Ltd.	19,830	614
	Shutterstock Inc.	15,968	608
*	ACM Research Inc. Class A	32,247	584
*	Model N Inc.	23,355	570
*	AvePoint Inc.	84,821	570
	Benchmark Electronics Inc.	23,157	562

		Shares	Market Value ($000)
*	Avid Technology Inc.	20,859	561
*	N-Able Inc.	42,736	551
*	ScanSource Inc.	18,137	550
*	Intapp Inc.	16,140	541
*	EngageSmart Inc.	29,511	531
*	Navitas Semiconductor Corp.	76,214	530
*	TechTarget Inc.	17,409	529
*	Cerence Inc.	25,730	524
	Methode Electronics Inc.	22,898	523
*	Eventbrite Inc. Class A	51,607	509
*	indie Semiconductor Inc. Class A	80,655	508
*	Informatica Inc. Class A	23,804	502
	Simulations Plus Inc.	11,396	475
*	Kimball Electronics Inc.	17,220	472
*,1	Xometry Inc. Class A	27,157	461
*	Amplitude Inc. Class A	39,823	461
*	Olo Inc. Class A	75,881	460
*,1	Klaviyo Inc. Class A	12,704	438
*	Yext Inc.	69,021	437
*	Alpha & Omega Semiconductor Ltd.	14,574	435
*,1	Getty Images Holdings Inc.	65,822	427
*	Alkami Technology Inc.	23,211	423
*	Matterport Inc.	189,863	412
*	Grid Dynamics Holdings Inc.	33,392	407
*	3D Systems Corp.	82,041	403
	Hackett Group Inc.	16,910	399
*	BigCommerce Holdings Inc. Series 1	40,078	396
*	Digital Turbine Inc.	63,745	386
*	Cleanspark Inc.	96,563	368
*	SolarWinds Corp.	39,005	368
	PC Connection Inc.	6,834	365
*	Digimarc Corp.	11,148	362
*	PubMatic Inc. Class A	28,783	348
*	Planet Labs PBC	127,335	331
*	Vimeo Inc.	90,615	321
*	SmartRent Inc.	122,927	321
*	Mitek Systems Inc.	29,293	314
*	nLight Inc.	28,567	297
*	Consensus Cloud Solutions Inc.	11,299	285
*	Couchbase Inc.	16,504	283
*	CEVA Inc.	14,137	274
	NVE Corp.	3,259	268
*	Thoughtworks Holding Inc.	65,268	266
*	Daktronics Inc.	29,724	265
*	OneSpan Inc.	24,049	259
*	Definitive Healthcare Corp.	32,037	256
	American Software Inc. Class A	21,893	251
*	Applied Digital Corp.	40,294	251
*,1	MicroVision Inc.	114,050	250
*,1	Rumble Inc.	47,289	241
*	SEMrush Holdings Inc. Class A	27,777	236
*	NerdWallet Inc. Class A	25,256	225
*,1	SoundHound AI Inc. Class A	106,346	214
*,1	Blend Labs Inc. Class A	152,098	208
*	Weave Communications Inc.	23,557	192
*	Domo Inc. Class B	19,163	188
*	Enfusion Inc. Class A	19,848	178
	Ebix Inc.	17,532	173

		Shares	Market Value ($000)
*	LivePerson Inc.	44,180	172
*	MeridianLink Inc.	9,936	170
*	Bandwidth Inc. Class A	14,853	167
*	Red Violet Inc.	8,230	165
*,1	Groupon Inc.	10,751	165
*	Unisys Corp.	44,617	154
	ON24 Inc.	23,181	147
*	FiscalNote Holdings Inc.	70,169	146
*	Innodata Inc.	16,482	141
*	Computer Task Group Inc.	13,414	139
*	NextNav Inc.	27,071	139
*	Nextdoor Holdings Inc.	75,268	137
*	Tucows Inc. Class A	6,570	134
*	TrueCar Inc.	62,905	130
*	Asure Software Inc.	12,707	120
	Immersion Corp.	18,110	120
*	Identiv Inc.	13,996	118
*	Mediaalpha Inc. Class A	13,989	116
*	Arteris Inc.	17,864	116
*	Rackspace Technology Inc.	48,958	115
*	EverCommerce Inc.	10,789	108
[1]	Park City Group Inc.	12,115	106
*,1	Ouster Inc.	20,981	106
*	Terawulf Inc.	83,119	105
*	QuickLogic Corp.	11,891	102
*	SkyWater Technology Inc.	16,892	102
*	eMagin Corp.	50,679	101
*	inTEST Corp.	6,184	94
*	Expensify Inc. Class A	28,100	91
*	Upland Software Inc.	19,213	89
*,1	Atomera Inc.	14,264	89
*	Backblaze Inc. Class A	16,181	89
*	BigBear.ai Holdings Inc.	57,803	87
*	Brightcove Inc.	25,456	84
*	Astronova Inc.	6,757	84
*	Everspin Technologies Inc.	8,435	83
*	Vroom Inc.	74,354	83
*	Telos Corp.	33,040	79
*	eGain Corp.	12,737	78
*	EverQuote Inc. Class A	10,735	78
*	Rimini Street Inc.	35,452	78
*	CoreCard Corp.	3,812	76
*	Edgio Inc.	88,134	75
*	Innovid Corp.	58,925	75
*	ZeroFox Holdings Inc.	84,034	74
*	AXT Inc.	28,066	67
*	Kopin Corp.	54,575	67
	Richardson Electronics Ltd.	6,173	67
*,1	Cipher Mining Inc.	28,357	66
*	Quantum Corp.	98,136	60
*	Aeva Technologies Inc.	76,978	59
*	Intevac Inc.	18,754	58
*	Issuer Direct Corp.	2,964	56
*	WM Technology Inc.	41,877	55
*	Transphorm Inc.	24,701	55
*	Rigetti Computing Inc.	38,252	51
*	CVD Equipment Corp.	7,295	50
*	Viant Technology Inc. Class A	8,483	48

		Shares	Market Value ($000)
*,1	Veritone Inc.	18,337	47
*	SecureWorks Corp. Class A	7,362	46
*	TransAct Technologies Inc.	7,051	45
*	Porch Group Inc.	55,645	45
*	Amtech Systems Inc.	5,730	44
*	GSI Technology Inc.	15,882	43
*	Synchronoss Technologies Inc.	43,985	42
*	Presto Automation Inc.	29,255	42
*,1	Nutex Health Inc.	203,511	41
*	Key Tronic Corp.	8,842	40
*	Pixelworks Inc.	32,680	37
*	Arena Group Holdings Inc.	8,236	35
*	Intellicheck Inc.	14,706	33
*	Mastech Digital Inc.	3,641	33
*	Data I/O Corp.	8,084	31
*	comScore Inc.	41,944	26
*	AudioEye Inc.	5,086	25
*	Skillz Inc.	4,688	24
*	Zedge Inc. Class B	10,242	22
*	One Stop Systems Inc.	11,905	22
*	BuzzFeed Inc.	58,794	22
*,1	Glimpse Group Inc.	11,947	22
*	System1 Inc.	16,725	20
*	KULR Technology Group Inc.	52,190	19
*,1	Inuvo Inc.	84,564	18
*	NetSol Technologies Inc.	9,164	17
*	WidePoint Corp.	10,057	17
*	EMCORE Corp.	30,051	14
	VirnetX Holding Corp.	48,198	12
*	Boxlight Corp. Class A	5,534	11
*	KORE Group Holdings Inc.	15,866	10
*	Smith Micro Software Inc.	7,556	9
*,1	Alpine 4 Holdings Inc.	12,716	9
*	Streamline Health Solutions Inc.	7,248	7
*	Research Frontiers Inc.	5,759	6
*	authID Inc.	728	6
*,1	Maplebear Inc.	195	6
			8,267,404
Telecommunications (2.1%)
	Cisco Systems Inc.	2,441,258	131,242
	Comcast Corp. Class A	2,741,112	121,541
	Verizon Communications Inc.	2,521,846	81,733
	AT&T Inc.	4,771,920	71,674
*	T-Mobile US Inc.	352,669	49,391
	Motorola Solutions Inc.	110,896	30,190
*	Charter Communications Inc. Class A	64,900	28,544
*	Arista Networks Inc.	154,935	28,497
*	Liberty Broadband Corp. Class C	82,891	7,570
	Juniper Networks Inc.	213,569	5,935
*	Roku Inc.	82,124	5,797
*	Ciena Corp.	101,095	4,778
	Iridium Communications Inc.	74,747	3,400
*	Frontier Communications Parent Inc.	160,294	2,509
*	Extreme Networks Inc.	82,080	1,987
*	Lumentum Holdings Inc.	42,876	1,937
	Cable One Inc.	2,983	1,836
*	Calix Inc.	38,952	1,786
	Cogent Communications Holdings Inc.	27,925	1,729

		Shares	Market Value ($000)
	InterDigital Inc.	18,403	1,477
*	Viavi Solutions Inc.	151,996	1,389
*	ViaSat Inc.	73,261	1,352
	Telephone and Data Systems Inc.	62,970	1,153
*	DISH Network Corp. Class A	168,000	985
*	Lumen Technologies Inc.	683,760	971
*	Liberty Broadband Corp. Class A	8,405	764
*	Harmonic Inc.	73,856	711
*	Digi International Inc.	24,294	656
	Shenandoah Telecommunications Co.	30,986	639
*	Globalstar Inc.	478,232	627
*	fuboTV Inc.	202,175	540
*	Gogo Inc.	43,651	521
*	Infinera Corp.	124,753	521
*	Altice USA Inc. Class A	143,163	468
*	CommScope Holding Co. Inc.	136,290	458
*	EchoStar Corp. Class A	24,087	403
	Adtran Holdings Inc.	44,499	366
*,1	Lightwave Logic Inc.	81,349	364
*	United States Cellular Corp.	7,473	321
*	WideOpenWest Inc.	37,199	285
	Bel Fuse Inc. Class B	5,951	284
	ATN International Inc.	8,389	265
*	Xperi Inc.	26,568	262
*	Aviat Networks Inc.	8,225	257
*	Anterix Inc.	7,780	244
*	Clearfield Inc.	8,514	244
*	NETGEAR Inc.	18,985	239
*	8x8 Inc.	78,246	197
*	Applied Optoelectronics Inc.	17,785	195
*	IDT Corp. Class B	8,651	191
*	Consolidated Communications Holdings Inc.	55,540	190
*	Ooma Inc.	14,333	186
*,1	AST SpaceMobile Inc.	47,259	180
	Spok Holdings Inc.	12,210	174
	Comtech Telecommunications Corp.	19,010	166
*	Ribbon Communications Inc.	46,419	124
*	Kaltura Inc.	57,548	100
*	Lantronix Inc.	18,653	83
*	KVH Industries Inc.	13,892	71
	PCTEL Inc.	16,184	67
	Bel Fuse Inc. Class A	1,376	65
*	Cambium Networks Corp.	7,849	58
*	Genasys Inc.	27,518	55
*	Powerfleet Inc.	23,451	49
*	Airgain Inc.	10,184	37
	Network-1 Technologies Inc.	15,271	36
*	Franklin Wireless Corp.	11,013	35
*	Charge Enterprises Inc.	66,536	33
*	Akoustis Technologies Inc.	37,107	28
*	DZS Inc.	12,668	27
*	Inseego Corp.	62,650	26
*	Casa Systems Inc.	21,249	18
*	CalAmp Corp.	20,762	8
*	Vislink Technologies Inc.	1,653	6
*,2	GCI Liberty Inc.	82,371	—
			601,247

		Shares	Market Value ($000)
Utilities (2.7%)
	NextEra Energy Inc.	1,365,887	78,252
	Southern Co.	726,456	47,016
	Duke Energy Corp.	513,834	45,351
	Waste Management Inc.	269,608	41,099
	Sempra	417,970	28,435
*	PG&E Corp.	1,626,391	26,234
	American Electric Power Co. Inc.	343,387	25,830
	Exelon Corp.	660,869	24,974
	Dominion Energy Inc.	558,407	24,944
	Constellation Energy Corp.	214,542	23,402
	Waste Connections Inc. (XTSE)	171,767	23,068
	Xcel Energy Inc.	367,622	21,035
	Consolidated Edison Inc.	229,934	19,666
	Republic Services Inc.	136,913	19,511
	Public Service Enterprise Group Inc.	330,292	18,797
	WEC Energy Group Inc.	209,689	16,890
	Edison International	256,233	16,217
	American Water Works Co. Inc.	129,256	16,006
	Eversource Energy	231,832	13,481
	Ameren Corp.	174,739	13,076
	Entergy Corp.	141,312	13,071
	FirstEnergy Corp.	361,615	12,360
	DTE Energy Co.	117,309	11,646
	PPL Corp.	486,598	11,464
	CenterPoint Energy Inc.	419,199	11,255
	Atmos Energy Corp.	98,363	10,420
	CMS Energy Corp.	193,961	10,301
	Alliant Energy Corp.	170,054	8,239
	Vistra Corp.	243,145	8,068
	Evergy Inc.	152,639	7,739
	NiSource Inc.	274,578	6,777
	AES Corp.	443,803	6,746
	NRG Energy Inc.	153,020	5,894
	Pinnacle West Capital Corp.	74,648	5,500
	Essential Utilities Inc.	159,858	5,488
*	Clean Harbors Inc.	32,519	5,442
	OGE Energy Corp.	132,969	4,432
	UGI Corp.	142,058	3,267
	IDACORP Inc.	34,010	3,185
	National Fuel Gas Co.	61,023	3,168
*	Casella Waste Systems Inc. Class A	38,741	2,956
*	Stericycle Inc.	61,897	2,767
	Southwest Gas Holdings Inc.	44,681	2,699
	Portland General Electric Co.	65,808	2,664
	PNM Resources Inc.	57,442	2,562
	New Jersey Resources Corp.	62,994	2,559
	ONE Gas Inc.	37,233	2,542
	Ormat Technologies Inc. (XNYS)	34,277	2,397
	Black Hills Corp.	45,071	2,280
	ALLETE Inc.	39,496	2,085
	American States Water Co.	25,186	1,982
	Northwestern Energy Group Inc.	40,449	1,944
	Spire Inc.	33,936	1,920
	California Water Service Group	37,450	1,772
	MGE Energy Inc.	25,249	1,730
	Avista Corp.	52,483	1,699
*	Sunrun Inc.	134,251	1,686

		Shares	Market Value ($000)
	Avangrid Inc.	52,523	1,585
	SJW Group	19,725	1,186
	Chesapeake Utilities Corp.	11,361	1,111
	Clearway Energy Inc. Class C	46,500	984
[1]	Hawaiian Electric Industries Inc.	71,311	878
	Middlesex Water Co.	12,265	813
	Northwest Natural Holding Co.	21,106	805
	Clearway Energy Inc. Class A	36,775	733
*,1	Sunnova Energy International Inc.	66,404	695
*	Heritage-Crystal Clean Inc.	12,511	567
	Unitil Corp.	11,221	479
*	Enviri Corp.	56,173	406
	York Water Co.	8,757	328
	Excelerate Energy Inc. Class A	14,432	246
*	Altus Power Inc.	44,129	232
	Artesian Resources Corp. Class A	5,284	222
	Genie Energy Ltd. Class B	14,713	217
*	Vertex Energy Inc.	46,411	207
	Aris Water Solution Inc. Class A	15,958	159
*,1	NuScale Power Corp.	30,475	149
*	Pure Cycle Corp.	15,027	144
*	Cadiz Inc.	37,685	125
*	Quest Resource Holding Corp.	15,848	117
*	Aqua Metals Inc.	93,458	106
	RGC Resources Inc.	5,695	99
*	Perma-Fix Environmental Services Inc.	9,152	96
	Global Water Resources Inc.	8,514	83
*	Advanced Emissions Solutions Inc.	16,504	29
	Via Renewables Inc.	1,933	14
			748,805
Total Common Stocks (Cost $11,163,501)			27,786,515
Warrants (0.0%)
*	Geron Corp. Exp. 12/31/25	73,748	30
*	Hycroft Mining Holding Corp. Exp. 10/6/25	20,000	1
Total Warrants (Cost $0)			31
Preferred Stock (0.0%)
	Air T Funding Preference Shares 8.000%, 6/7/49 (Cost $3)	135	3

		Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4,5]	Vanguard Market Liquidity Fund, 5.391% (Cost $126,715)	1,267,445	126,732
Total Investments (100.1%) (Cost $11,290,219)			27,913,281
Other Assets and Liabilities—Net (-0.1%)			(15,553)
Net Assets (100%)			27,897,728
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,533,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $33,585,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2023	15	1,349	(55)
E-mini S&P 500 Index	December 2023	493	106,624	(3,938)
E-mini S&P Mid-Cap 400 Index	December 2023	30	7,561	(243)
				(4,236)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	27,786,320	—	195	27,786,515
Preferred Stock	3	—	—	3
Warrants	1	30	—	31
Temporary Cash Investments	126,732	—	—	126,732
Total	27,913,056	30	195	27,913,281
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	4,236	—	—	4,236
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.